UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2016

Date of reporting period: March 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

BERNSTEIN FUND, INC.

Small Cap Core Portfolio

International Small Cap Portfolio

International Strategic Equities Portfolio

SEMI-ANNUAL REPORT

MARCH 31, 2016

Before investing in any portfolio of the Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.bernstein.com and clicking on “Investments”, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) (212) 486-5800.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.abglobal.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

This shareholder report must be preceded or accompanied by the Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Investment Products Offered:    •  Are Not FDIC Insured  •  May Lose Value  •   Are Not Bank Guaranteed

Expense Example—March 31, 2016 (Unaudited)

Fund Expenses—As a shareholder of the Fund, you incur various ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses—The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE DECEMBER 29, 2015+	ENDING ACCOUNT VALUE MARCH 31, 2016	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*
Small Cap Core Portfolio
SCB Class
Actual	$1,000	$960.50	$3.27	1.30%
Hypothetical**	$1,000	$1,009.50	$3.35	1.30%
Advisor Class
Actual	$1,000	$960.50	$2.64	1.05%
Hypothetical**	$1,000	$1,010.14	$2.71	1.05%
Class Z
Actual	$1,000	$960.50	$2.64	1.05%
Hypothetical**	$1,000	$1,010.14	$2.71	1.05%

	BEGINNING ACCOUNT VALUE DECEMBER 21, 2015+	ENDING ACCOUNT VALUE MARCH 31, 2016	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*
International Small Cap Portfolio
SCB Class
Actual	$1,000	$1,017.00	$3.79	1.35%
Hypothetical**	$1,000	$1,010.17	$3.78	1.35%
Advisor Class
Actual	$1,000	$1,016.00	$3.09	1.10%
Hypothetical**	$1,000	$1,010.87	$3.08	1.10%
Class Z
Actual	$1,000	$1,016.00	$3.09	1.10%
Hypothetical**	$1,000	$1,010.87	$3.08	1.10%

International Strategic Equities Portfolio
SCB Class
Actual	$1,000	$1,010.40	$3.36	1.20%
Hypothetical**	$1,000	$1,010.59	$3.36	1.20%
Advisor Class
Actual	$1,000	$1,009.50	$2.60	0.93%
Hypothetical**	$1,000	$1,011.34	$2.61	0.93%
Class Z
Actual	$1,000	$1,010.50	$2.66	0.95%
Hypothetical**	$1,000	$1,011.29	$2.66	0.95%

+	Commencement of operations.

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 102/366 (to reflect the since inception period) for the International Small Cap and International Strategic Equities Portfolios and 94/366 (to reflect the since inception period) for the Small Cap Core Portfolio, respectively.

**	Assumes 5% annual return before expenses.

2016 Semi-Annual Report	1

Portfolio Summary—March 31, 2016 (Unaudited)

Small Cap Core Portfolio

Sector Breakdown*
Financials	25.2%
Information Technology	18.8
Consumer Discretionary	15.0
Industrials	12.9
Health Care	12.0
Energy	4.3
Materials	3.4
Utilities	2.8
Funds and Investment Trusts	2.2
Consumer Staples	2.0
Telecommunication Services	1.4

*	All data are as of March 31, 2016. The Portfolio’s sector breakdown is expressed as a percentage of the Portfolio’s long-term investments and may vary over time. The Portfolio may also invest in other financial instruments, including derivative instruments, which provide investment exposure to a variety of asset classes (see “Schedule of Investments” section of the report for the International Small Cap and International Strategic Equities Portfolios).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Schedule of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2	Bernstein Fund, Inc.

Portfolio Summary—March 31, 2016 (Unaudited) (continued)

International Small Cap Portfolio

Country Breakdown*	Sector Breakdown*
	Consumer Discretionary	22.7%
	Industrials	16.1
	Financials	15.3
	Information Technology	12.9
	Consumer Staples	10.8
	Materials	7.1
	Health Care	6.3
	Funds and Investment Trusts	2.7
	Utilities	2.5
	Telecommunication Services	2.0
	Energy	1.6

*	All data are as of March 31, 2016. The Portfolio’s country and sector breakdowns are expressed as a percentage of the Portfolio’s long-term investments and may vary over time. The Portfolio may also invest in other financial instruments, including derivative instruments, which provide investment exposure to a variety of asset classes (see “Schedule of Investments” section of the report for the International Small Cap and International Strategic Equities Portfolios).

(a)	“Other” represents 7.6% in MSCI EM Index countries and 11.8% in MSCI EAFE Index countries and 1.2% in other emerging market countries.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Schedule of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2016 Semi-Annual Report	3

Portfolio Summary—March 31, 2016 (Unaudited) (continued)

International Strategic Equities Portfolio

Country Breakdown*	Sector Breakdown*
	Financials	22.2%
	Consumer Staples	18.7
	Consumer Discretionary	14.3
	Information Technology	10.0
	Industrials	9.5
	Energy	6.7
	Materials	5.7
	Health Care	5.1
	Telecommunication Services	4.5
	Utilities	3.3

*	All data are as of March 31, 2016. The Portfolio’s country and sector breakdowns are expressed as a percentage of the Portfolio’s long-term investments and may vary over time. The Portfolio may also invest in other financial instruments, including derivative instruments, which provide investment exposure to a variety of asset classes (see “Schedule of Investments” section of the report for the International Small Cap and International Strategic Equities Portfolios).

(b)	“Other” represents 5.7% in MSCI EM Index countries and 6.0% in MSCI EAFE Index countries.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Schedule of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

4	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

March 31, 2016 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–97.6%
Financials–25.1%
Banks–7.7%
1st Source Corp.	12,370	$393,861
Cathay General Bancorp	8,380	237,405
Central Pacific Financial Corp.	17,010	370,308
City Holding Co.	6,100	291,458
Customers Bancorp, Inc.(a)	7,150	168,955
First Citizens BancShares, Inc./NC–Class A	1,030	258,602
First Community Bancshares, Inc./VA	11,150	221,216
First Financial Corp./IN	9,810	335,600
First NBC Bank Holding Co.(a)	8,150	167,809
Flushing Financial Corp.	7,530	162,799
Great Western Bancorp, Inc.	13,750	374,962
Hilltop Holdings, Inc.(a)	36,330	685,910
Home BancShares, Inc./AR	4,750	194,512
International Bancshares Corp.	19,440	479,390
Prosperity Bancshares, Inc.	4,090	189,735
Republic Bancorp, Inc./KY–Class A	7,690	198,633
Sandy Spring Bancorp, Inc.	8,130	226,258
Synovus Financial Corp.	6,510	188,204
Texas Capital Bancshares, Inc.(a)	17,370	666,661
Triumph Bancorp, Inc.(a)	38,560	610,405
Western Alliance Bancorp(a)	5,090	169,904
Wilshire Bancorp, Inc.	37,350	384,705

		6,977,292

Capital Markets–0.2%
Piper Jaffray Cos.(a)	3,810	188,824

Diversified Financial Services–0.3%
MarketAxess Holdings, Inc.	2,100	262,143

Insurance–3.2%
Ambac Financial Group, Inc.(a)	30,720	485,376
Argo Group International Holdings Ltd.	5,670	325,401
Aspen Insurance Holdings Ltd.	3,630	173,151
Axis Capital Holdings Ltd.	5,710	316,676
CNO Financial Group, Inc.	19,450	348,544
MBIA, Inc.(a)	60,240	533,124
State Auto Financial Corp.	23,130	510,248
Validus Holdings Ltd.	4,740	223,681

		2,916,201

Real Estate Investment Trusts (REITs)–10.5%
Acadia Realty Trust	8,960	314,765
Anworth Mortgage Asset Corp.	35,730	166,502
Apollo Commercial Real Estate Finance, Inc.	11,490	187,287
Ares Commercial Real Estate Corp.	14,140	154,833
ARMOUR Residential REIT, Inc.	8,500	183,005
Ashford Hospitality Trust, Inc.	32,860	209,647
Chesapeake Lodging Trust	12,170	322,018
CoreSite Realty Corp.	2,810	196,728
Cousins Properties, Inc.	27,740	287,941
CubeSmart	12,240	407,592
Company	Shares	U.S. $ Value

CYS Investments, Inc.	39,450	$321,123
DCT Industrial Trust, Inc.	7,310	288,526
DuPont Fabros Technology, Inc.	9,750	395,167
Easterly Government Properties, Inc.	5,890	109,083
Education Realty Trust, Inc.	4,160	173,056
EPR Properties	6,060	403,717
First Industrial Realty Trust, Inc.	6,060	137,804
Franklin Street Properties Corp.	19,540	207,319
GEO Group, Inc. (The)	9,950	344,967
Gramercy Property Trust	72,930	616,258
Highwoods Properties, Inc.	3,090	147,733
Invesco Mortgage Capital, Inc.	18,190	221,554
Lexington Realty Trust	27,790	238,994
LTC Properties, Inc.	4,300	194,532
Monogram Residential Trust, Inc.	19,170	189,016
National Health Investors, Inc.	3,420	227,498
New Residential Investment Corp.	25,330	294,588
One Liberty Properties, Inc.	8,550	191,606
PS Business Parks, Inc.	1,940	194,989
RLJ Lodging Trust	18,790	429,915
Ryman Hospitality Properties, Inc.	5,330	274,388
Select Income REIT	9,950	229,348
Sovran Self Storage, Inc.	1,750	206,413
Sun Communities, Inc.	4,750	340,148
Sunstone Hotel Investors, Inc.	23,410	327,740
Urstadt Biddle Properties, Inc.–Class A	8,470	177,447
Xenia Hotels & Resorts, Inc.	14,660	228,989

		9,542,236

Thrifts & Mortgage Finance–3.2%
Anchor BanCorp Wisconsin, Inc.(a)	6,280	282,977
BofI Holding, Inc.(a)	13,490	287,877
Flagstar Bancorp, Inc.(a)	17,390	373,189
MGIC Investment Corp.(a)	95,010	728,727
Oritani Financial Corp.	9,590	162,742
Radian Group, Inc.	58,870	729,988
Washington Federal, Inc.	13,050	295,582

		2,861,082

		22,747,778

Information Technology–18.7%
Communications Equipment–1.3%
InterDigital, Inc./PA	5,650	314,422
NETGEAR, Inc.(a)	16,010	646,324
Polycom, Inc.(a)	23,220	258,903

		1,219,649

Electronic Equipment, Instruments & Components–3.7%
Celestica, Inc. (Toronto)(a)	25,730	282,515
Insight Enterprises, Inc.(a)	23,360	669,031
QLogic Corp.(a)	44,180	593,779
Sanmina Corp.(a)	16,850	393,953
SYNNEX Corp.	6,890	637,945
Systemax, Inc.(a)	3,320	29,116
Tech Data Corp.(a)	9,850	756,185

		3,362,524

2016 Semi-Annual Report	5

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Internet Software & Services–1.4%
j2 Global, Inc.	5,750	$354,085
LogMeIn, Inc.(a)	4,080	205,877
Shutterstock, Inc.(a)	8,530	313,307
Web.com Group, Inc.(a)	18,910	374,796

		1,248,065

IT Services–3.8%
Booz Allen Hamilton Holding Corp.	14,620	442,693
CACI International, Inc.–Class A(a)	4,920	524,964
Convergys Corp.	13,110	364,065
CSG Systems International, Inc.	6,090	275,024
Euronet Worldwide, Inc.(a)	3,260	241,599
Hackett Group, Inc. (The)	21,580	326,290
Lionbridge Technologies, Inc.(a)	45,180	228,611
Perficient, Inc.(a)	12,400	269,328
Science Applications International Corp.	8,520	454,457
TeleTech Holdings, Inc.	12,440	345,334

		3,472,365

Semiconductors & Semiconductor Equipment–4.8%
Advanced Energy Industries, Inc.(a)	10,800	375,732
Cirrus Logic, Inc.(a)	14,470	526,853
Cohu, Inc.	18,850	223,938
FormFactor, Inc.(a)	24,890	180,951
Integrated Device Technology, Inc.(a)	31,480	643,451
Mellanox Technologies Ltd.(a)	9,540	518,308
Microsemi Corp.(a)	20,100	770,031
Synaptics, Inc.(a)	8,030	640,312
Tessera Technologies, Inc.	15,060	466,860

		4,346,436

Software–3.7%
Aspen Technology, Inc.(a)	5,090	183,902
Atlassian Corp. PLC–Class A(a)	19,520	490,928
AVG Technologies NV(a)	19,650	407,737
Blackbaud, Inc.	10,030	630,787
Gigamon, Inc.(a)	7,150	221,793
Manhattan Associates, Inc.(a)	10,180	578,936
Rovi Corp.(a)	6,860	140,699
Take-Two Interactive Software, Inc.(a)	17,500	659,225

		3,314,007

		16,963,046

Consumer Discretionary–15.0%
Auto Components–1.1%
Cooper Tire & Rubber Co.	10,030	371,311
Dana Holding Corp.	13,720	193,315
Standard Motor Products, Inc.	5,970	206,860
Stoneridge, Inc.(a)	14,260	207,626

		979,112

Automobiles–0.3%
Winnebago Industries, Inc.	11,530	258,849

Distributors–0.3%
Pool Corp.	3,670	322,006

Diversified Consumer Services–1.1%
Capella Education Co.	7,250	$381,640
Regis Corp.(a)	14,090	214,027
Strayer Education, Inc.(a)	7,470	364,163

		959,830

Hotels, Restaurants & Leisure–3.9%
Bloomin’ Brands, Inc.	32,800	553,336
Cracker Barrel Old Country Store, Inc.	1,670	254,959
Denny’s Corp.(a)	45,510	471,484
Jack in the Box, Inc.	3,520	224,822
Marriott Vacations Worldwide Corp.	6,690	451,575
Papa John’s International, Inc.	11,690	633,481
Potbelly Corp.(a)	25,060	341,067
Ruth’s Hospitality Group, Inc.	19,840	365,254
Sonic Corp.	7,150	251,394

		3,547,372

Household Durables–0.2%
NACCO Industries, Inc.–Class A	3,120	179,119

Leisure Products–1.1%
Nautilus, Inc.(a)	16,980	328,054
Smith & Wesson Holding Corp.(a)	10,750	286,165
Sturm Ruger & Co., Inc.	5,770	394,552

		1,008,771

Media–1.1%
AMC Networks, Inc.–Class A(a)	8,500	551,990
Journal Media Group, Inc.	15,920	190,403
New Media Investment Group, Inc.	17,000	282,880

		1,025,273

Multiline Retail–0.7%
Big Lots, Inc.	13,690	620,020

Specialty Retail–3.9%
Abercrombie & Fitch Co.–Class A	23,400	738,036
Caleres, Inc.	13,260	375,125
Children’s Place, Inc. (The)	8,590	717,007
Francesca’s Holdings Corp.(a)	15,980	306,177
Guess?, Inc.	12,860	241,382
Murphy USA, Inc.(a)	8,010	492,215
Pier 1 Imports, Inc.	53,400	374,334
Urban Outfitters, Inc.(a)	8,570	283,581

		3,527,857

Textiles, Apparel & Luxury Goods–1.3%
Movado Group, Inc.	16,300	448,739
Perry Ellis International, Inc.(a)	5,000	92,050
Vera Bradley, Inc.(a)	19,360	393,782
Wolverine World Wide, Inc.	12,740	234,671

		1,169,242

		13,597,451

Industrials–12.9%
Air Freight & Logistics–0.2%
Hub Group, Inc.–Class A(a)	3,660	149,291

6	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value

Airlines–0.8%
Allegiant Travel Co.	1,520	$270,651
JetBlue Airways Corp.(a)	4,880	103,066
Virgin America, Inc.(a)	7,970	307,323

		681,040

Building Products–1.8%
Gibraltar Industries, Inc.(a)	8,200	234,520
Insteel Industries, Inc.	10,430	318,845
Patrick Industries, Inc.(a)	9,400	426,666
Ply Gem Holdings, Inc.(a)	22,640	318,092
Universal Forest Products, Inc.	3,980	341,564

		1,639,687

Commercial Services & Supplies–2.0%
ACCO Brands Corp.(a)	48,720	437,506
Deluxe Corp.	6,160	384,938
Ennis, Inc.	27,080	529,414
Tetra Tech, Inc.	15,010	447,598

		1,799,456

Construction & Engineering–2.1%
Aegion Corp.(a)	32,220	679,520
Comfort Systems USA, Inc.	13,540	430,166
EMCOR Group, Inc.	16,150	784,890

		1,894,576

Machinery–2.5%
Briggs & Stratton Corp.	14,860	355,451
Global Brass & Copper Holdings, Inc.	24,980	623,251
Kadant, Inc.	6,910	312,055
Lincoln Electric Holdings, Inc.	4,810	281,722
Wabash National Corp.(a)	49,950	659,340

		2,231,819

Professional Services–1.7%
Insperity, Inc.	11,890	615,070
Kelly Services, Inc.–Class A	9,710	185,655
Kforce, Inc.	11,450	224,191
TrueBlue, Inc.(a)	20,510	536,336

		1,561,252

Road & Rail–0.2%
USA Truck, Inc.(a)	10,720	201,965

Trading Companies & Distributors–1.6%
Applied Industrial Technologies, Inc.	10,880	472,192
MRC Global, Inc.(a)	30,450	400,113
WESCO International, Inc.(a)	11,180	611,211

		1,483,516

		11,642,602

Health Care–11.9%
Biotechnology–3.2%
Acorda Therapeutics, Inc.(a)	3,310	87,550
Applied Genetic Technologies Corp./DE(a)	8,620	120,508
ARIAD Pharmaceuticals, Inc.(a)	32,400	207,036

Cepheid(a)	12,740	$425,006
Emergent BioSolutions, Inc.(a)	10,340	375,859
Enanta Pharmaceuticals, Inc.(a)	5,210	153,018
FibroGen, Inc.(a)	10,260	218,435
Five Prime Therapeutics, Inc.(a)	5,140	208,838
Insys Therapeutics, Inc.(a)	11,150	178,289
Myriad Genetics, Inc.(a)	7,840	293,451
Neurocrine Biosciences, Inc.(a)	4,780	189,049
Progenics Pharmaceuticals, Inc.(a)	42,900	187,044
Repligen Corp.(a)	10,960	293,947

		2,938,030

Health Care Equipment & Supplies–3.4%
Align Technology, Inc.(a)	6,920	503,015
Anika Therapeutics, Inc.(a)	5,360	239,699
Atrion Corp.	500	197,680
Exactech, Inc.(a)	8,610	174,439
Masimo Corp.(a)	4,290	179,494
Meridian Bioscience, Inc.	10,960	225,886
OraSure Technologies, Inc.(a)	47,180	341,111
Orthofix International NV(a)	13,280	551,385
STERIS PLC	5,150	365,907
West Pharmaceutical Services, Inc.	4,950	343,134

		3,121,750

Health Care Providers & Services–2.0%
Chemed Corp.	3,240	438,858
HealthSouth Corp.	6,130	230,672
Molina Healthcare, Inc.(a)	10,090	650,704
PharMerica Corp.(a)	8,500	187,935
WellCare Health Plans, Inc.(a)	3,220	298,655

		1,806,824

Health Care Technology–0.3%
Computer Programs & Systems, Inc.	4,560	237,667

Life Sciences Tools & Services–1.0%
ICON PLC(a)	3,730	280,123
INC Research Holdings, Inc.–Class A(a)	11,130	458,668
PAREXEL International Corp.(a)	3,170	198,854

		937,645

Pharmaceuticals–2.0%
Amphastar Pharmaceuticals, Inc.(a)	15,160	181,920
Prestige Brands Holdings, Inc.(a)	8,020	428,188
SciClone Pharmaceuticals, Inc.(a)	57,870	636,570
Sucampo Pharmaceuticals, Inc.–Class A(a)	26,490	289,536
Supernus Pharmaceuticals, Inc.(a)	15,530	236,832

		1,773,046

		10,814,962

Energy–4.3%
Energy Equipment & Services–2.7%
Dril-Quip, Inc.(a)	10,050	608,628
Exterran Corp.(a)	13,840	213,966
Matrix Service Co.(a)	19,510	345,327
Oil States International, Inc.(a)	21,760	685,875

2016 Semi-Annual Report	7

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

RPC, Inc.	26,260	$372,367
TETRA Technologies, Inc.(a)	32,100	203,835

		2,429,998

Oil, Gas & Consumable Fuels–1.6%
Delek US Holdings, Inc.	14,200	216,408
DHT Holdings, Inc.	27,930	160,877
Matador Resources Co.(a)	11,470	217,471
QEP Resources, Inc.	18,450	260,329
Renewable Energy Group, Inc.(a)	26,670	251,765
Western Refining, Inc.	12,020	349,662

		1,456,512

		3,886,510

Materials–3.4%
Chemicals–1.5%
FutureFuel Corp.	29,240	344,739
Koppers Holdings, Inc.(a)	15,830	355,700
Kraton Performance Polymers, Inc.(a)	8,270	143,071
PolyOne Corp.	8,520	257,730
Trinseo SA(a)	6,470	238,161

		1,339,401

Metals & Mining–1.9%
Commercial Metals Co.	20,350	345,340
Reliance Steel & Aluminum Co.	5,300	366,707
Steel Dynamics, Inc.	13,790	310,413
Worthington Industries, Inc.	19,250	686,070

		1,708,530

		3,047,931

Utilities–2.8%
Electric Utilities–0.3%
PNM Resources, Inc.	8,860	298,759

Gas Utilities–1.7%
Laclede Group, Inc. (The)	3,620	245,255
New Jersey Resources Corp.	4,310	157,013
ONE Gas, Inc.	4,430	270,673
Southwest Gas Corp.	8,100	533,385
WGL Holdings, Inc.	4,100	296,717

		1,503,043

Independent Power and Renewable Electricity Producers–0.6%
Atlantic Power Corp.	94,460	232,372
Talen Energy Corp.(a)	32,820	295,380

		527,752

Multi-Utilities–0.2%
Unitil Corp.	5,060	214,999

		2,544,553

Consumer Staples–2.1%
Food & Staples Retailing–0.5%
SpartanNash Co.	13,650	413,731

Food Products–1.1%
Farmer Brothers Co.(a)	10,980	$306,013
Fresh Del Monte Produce, Inc.	6,560	275,979
Seaboard Corp.(a)	120	360,361

		942,353

Household Products–0.3%
Central Garden & Pet Co.–Class A(a)	17,040	277,582

Personal Products–0.2%
Natural Health Trends Corp.	6,500	215,475

		1,849,141

Telecommunication Services–1.4%
Diversified Telecommunication Services–1.0%
Inteliquent, Inc.	18,920	303,666
Vonage Holdings Corp.(a)	133,730	611,146

		914,812

Wireless Telecommunication Services–0.4%
Spok Holdings, Inc.	21,160	370,512

		1,285,324

Total Common Stocks (cost $86,186,038)		88,379,298

INVESTMENT COMPANIES–2.2%
Funds and Investment Trusts–2.2%
iShares Russell 2000 ETF (cost $1,990,769)	17,990	1,990,054

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies–1.5%
AB Fixed Income Shares, Inc.–Government STIF Portfolio, 0.42%(b)(c) (cost $1,423,557)

	1,423,557	1,423,557

Total Investments—101.3%
(cost $89,600,364)		91,792,909

Other assets less liabilities—(1.3)%		(1,216,419)

Net Assets—100.0%		$90,576,490

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF—Exchange Traded Fund

REIT—Real Estate Investment Trust

See notes to financial statements.

8	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

March 31, 2016 (Unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS–94.2%
Consumer Discretionary–22.0%
Auto Components–4.2%
Brembo SpA	13,157	$680,225
Cub Elecparts, Inc.	50,000	609,783
Faurecia	51,640	1,955,038
Hankook Tire Co., Ltd.	102,720	4,885,998
Hanon Systems	244,950	1,973,420
Linamar Corp.	52,660	2,533,762
Nexen Tire Corp.	193,900	2,469,682
Nexteer Automotive Group Ltd.	1,316,310	1,361,468
Plastic Omnium SA	71,980	2,472,119
SAF-Holland SA	117,840	1,451,248
Showa Corp.	44,700	389,944

		20,782,687

Distributors–0.4%
Inchcape PLC	216,000	2,240,309

Diversified Consumer Services–1.1%
G8 Education Ltd.	418,290	1,207,850
Navitas Ltd.	156,211	607,548
TAL Education Group (ADR)(a)	75,610	3,756,305

		5,571,703

Hotels, Restaurants & Leisure–2.2%
Alsea SAB de CV	163,120	612,273
Domino’s Pizza Group PLC	131,560	1,903,798
Famous Brands Ltd.	68,068	538,965
GVC Holdings PLC	89,682	650,469
Jollibee Foods Corp.	796,070	3,923,726
Lion Travel Service Co., Ltd.	160,000	541,273
Merlin Entertainments PLC(b)	294,910	1,960,699
Plenus Co., Ltd.	16,000	288,451
Round One Corp.	99,700	561,840

		10,981,494

Household Durables–1.5%
Auto Trader Group PLC(b)	387,680	2,169,097
Berkeley Group Holdings PLC	26,600	1,226,496
De’ Longhi SpA	25,599	581,875
Fujitsu General Ltd.	15,000	231,406
Rinnai Corp.	27,700	2,446,972
SEB SA	1,171	121,365
Token Corp.	7,200	587,750

		7,364,961

Internet & Catalog Retail–0.6%
ASKUL Corp.	57,100	2,323,171
GS Home Shopping, Inc.	3,881	629,915

		2,953,086

Company	Shares	U.S. $ Value
Leisure Products–1.3%
Amer Sports Oyj	85,800	$2,490,733
Bandai Namco Holdings, Inc.	61,800	1,347,141
Thule Group AB (The)(b)	177,030	2,436,500

		6,274,374

Media–2.9%
IPSOS	26,941	628,290
Loen Entertainment, Inc.(a)	48,150	3,292,529
Mediaset Espana Comunicacion SA	134,260	1,540,996
Metropole Television SA	137,990	2,514,004
NOS SGPS SA	262,470	1,748,093
Technicolor SA	88,509	552,197
TV Asahi Holdings Corp.	238,900	4,285,727

		14,561,836

Multiline Retail–2.2%
Dollarama, Inc.	53,240	3,746,374
Don Quijote Holdings Co., Ltd.	105,700	3,671,055
Harvey Norman Holdings Ltd.	539,220	1,939,782
Poundland Group PLC	585,890	1,311,324
Poya International Co., Ltd.	20,000	212,690

		10,881,225

Specialty Retail–3.7%
Ace Hardware Indonesia Tbk PT	26,263,900	1,772,727
Bilia AB–Class A	27,110	606,795
Clas Ohlson AB–Class B	32,767	625,377
Delek Automotive Systems Ltd.	57,930	559,967
Geo Holdings Corp.	35,600	591,585
Giordano International Ltd.	1,294,000	594,283
Groupe Fnac SA(a)	9,120	572,950
Halfords Group PLC	99,851	566,192
JB Hi-Fi Ltd.	37,512	677,371
KappAhl AB	146,230	580,897
Mobilezone Holding AG	35,599	536,826
Mr Price Group Ltd.	108,680	1,304,677
Nishimatsuya Chain Co., Ltd.	61,000	610,918
Pal Co., Ltd.	22,200	555,841
PTG Energy PCL	460,600	181,988
Shimamura Co., Ltd.	15,700	1,959,852
T-Gaia Corp.	39,600	458,332
Valora Holding AG	2,572	642,227
WH Smith PLC	72,470	1,887,780
Yamada Denki Co., Ltd.	635,500	3,003,998

		18,290,583

Textiles, Apparel & Luxury Goods–1.9%
Brunello Cucinelli SpA	89,750	1,699,385
China Lilang Ltd.	625,000	383,672
Eclat Textile Co., Ltd.	272,000	3,583,733
Geox SpA(a)	180,328	583,903
Nan Liu Enterprise Co., Ltd.	417,000	1,833,453
Peak Sport Products Co., Ltd.	1,329,000	327,989
Sanyo Shokai Ltd.	239,000	542,030
Texwinca Holdings Ltd.	598,000	583,441

		9,537,606

		109,439,864

2016 Semi-Annual Report	9

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Industrials–15.6%
Aerospace & Defense–1.7%
LISI	74,670	$1,962,737
Saab AB–Class B	100,140	3,431,186
Senior PLC	915,580	2,997,549

		8,391,472

Air Freight & Logistics–0.4%
bpost SA	24,002	666,102
Oesterreichische Post AG	15,727	638,646
Panalpina Welttransport Holding AG	5,655	631,579

		1,936,327

Airlines–0.9%
Aeroflot–Russian Airlines PJSC (GDR)(a)(b)	42,750	238,109
Air Canada(a)	242,110	1,670,303
Dart Group PLC	67,586	644,547
Qantas Airways Ltd.(a)	632,120	1,973,072

		4,526,031

Building Products–1.1%
DIRTT Environmental Solutions(a)	290,120	1,206,274
Kingspan Group PLC	160,869	4,274,283

		5,480,557

Commercial Services & Supplies–2.2%
Bilfinger SE	13,236	557,206
dorma&kaba Holding AG	6,440	4,107,201
Loomis AB–Class B	56,370	1,591,071
Rentokil Initial PLC	1,399,970	3,550,120
Spotless Group Holdings Ltd.	355,700	344,426
Transcontinental, Inc.–Class A	38,490	609,913

		10,759,937

Construction & Engineering–1.7%
Bird Construction, Inc.	66,469	567,066
Carillion PLC	108,974	460,028
John Laing Group PLC(b)	1,157,790	3,793,018
Mirait Holdings Corp.	73,400	583,918
Toenec Corp.	70,000	431,466
UGL Ltd.(a)	739,240	1,753,092
Wilson Bayly Holmes-Ovcon Ltd.	74,933	603,981

		8,192,569

Electrical Equipment–1.3%
Kung Long Batteries Industrial Co., Ltd.	124,900	551,179
Nitto Kogyo Corp.	30,600	487,424
TKH Group NV	94,220	4,027,656
Zumtobel Group AG	87,960	1,468,671

		6,534,930

Industrial Conglomerates–0.9%
Reunert Ltd.	85,940	403,280
Rheinmetall AG	43,920	3,502,096
TOKAI Holdings Corp.	112,400	584,565

		4,489,941

Machinery–3.4%
BI Esse SpA	38,614	$627,103
Bodycote PLC	222,120	1,920,880
Duerr AG	26,700	2,094,257
Fenner PLC	197,533	384,724
Heidelberger Druckmaschinen AG(a)	100,456	226,917
IHI Corp.	493,000	1,043,530
Industria Macchine Automatiche SpA	10,623	622,927
JTEKT Corp.	145,200	1,884,172
Komax Holding AG	2,703	612,571
Krones AG	19,200	2,309,239
KUKA AG	15,170	1,585,061
Melrose Industries PLC	294,080	1,504,377
Morgan Advanced Materials PLC	420,140	1,370,983
Rational AG	1,191	636,608

		16,823,349

Professional Services–0.6%
Brunel International NV	30,498	640,812
Teleperformance	22,280	1,956,927
WS Atkins PLC	31,138	611,322

		3,209,061

Road & Rail–0.5%
Go-Ahead Group PLC	16,625	629,223
National Express Group PLC	378,430	1,864,965

		2,494,188

Trading Companies & Distributors–0.9%
Daiichi Jitsugyo Co., Ltd.	121,000	529,609
Diploma PLC	191,150	2,031,692
Russel Metals, Inc.	40,753	620,669
Wakita & Co., Ltd.	46,500	387,865
Yamazen Corp.	65,900	500,375
Yuasa Trading Co., Ltd.	23,400	549,717

		4,619,927

		77,458,289

Financials–14.8%
Banks–3.5%
77 Bank Ltd. (The)	265,000	936,309
Banca Popolare dell’Emilia Romagna SC	274,040	1,302,385
Banca Popolare di Milano Scarl	1,927,950	1,346,039
Banco Macro SA (ADR)	21,980	1,417,051
Bank Hapoalim BM	576,070	2,990,277
Bank of Queensland Ltd.	316,820	2,937,484
BGEO Group PLC	71,330	2,077,017
China Development Financial Holding Corp.	5,354,000	1,430,405
FinecoBank Banca Fineco SpA	236,590	1,989,686
Tochigi Bank Ltd. (The)	109,000	413,341
Towa Bank Ltd. (The)	577,000	446,142

		17,286,136

Capital Markets–1.9%
3i Group PLC	181,570	1,187,240
Azimut Holding SpA	65,630	1,509,301

10	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Flow Traders(b)	47,870	$2,219,051
GAM Holding AG(a)	161,100	2,327,751
Gluskin Sheff & Associates, Inc.	39,166	555,486
IwaiCosmo Holdings, Inc.	46,500	451,019
Marusan Securities Co., Ltd.	49,700	467,638
Mito Securities Co., Ltd.	86,300	238,775
Toyo Securities Co., Ltd.	168,000	418,951

		9,375,212

Consumer Finance–1.4%
AEON Thana Sinsap Thailand PCL	211,800	574,955
AEON Thana Sinsap Thailand PCL (NVDR)	138,800	376,788
Cembra Money Bank AG(a)	9,133	637,473
Credito Real SAB de CV SOFOM ER	970,560	2,053,792
Gentera SAB de CV	734,020	1,448,739
International Personal Finance PLC	408,140	1,707,694

		6,799,441

Diversified Financial Services–0.2%
Euronext NV(b)	15,182	629,672
NICE Information Service Co., Ltd.	53,621	427,806

		1,057,478

Insurance–0.9%
Anadolu Hayat Emeklilik AS	790,740	1,568,683
esure Group PLC	633,250	2,487,496
UNIQA Insurance Group AG	87,505	614,032

		4,670,211

Real Estate Investment Trusts (REITs)–2.6%
AIMS AMP Capital Industrial REIT	264,500	261,978
Allied Properties Real Estate Investment Trust	36,450	981,449
Cominar Real Estate Investment Trust	23,210	307,382
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,533,140	1,560,316
Fibra Shop Portafolios Inmobiliarios SAPI de CV	268,009	266,037
GDI Property Group	444,170	292,811
Granite Real Estate Investment Trust (Toronto)	83,570	2,407,202
Hamborner REIT AG	25,311	274,016
Hoshino Resorts REIT, Inc.	22	268,572
Immobiliare Grande Distribuzione SIIQ SpA	319,991	291,215
Intervest Offices & Warehouses NV(a)	9,641	275,140
Lippo Malls Indonesia Retail Trust	1,161,300	280,018
Merlin Properties Socimi SA(a)	118,520	1,373,679
Macquarie Mexico Real Estate Management SA de CV(a)	711,650	961,792
PLA Administradora Industrial S de RL de CV(a)	524,760	975,583
Vastned Retail NV	43,140	1,927,282

		12,704,472

Real Estate Management & Development–3.7%
Aeon Mall Co., Ltd.	209,900	3,105,507
CA Immobilien Anlagen AG(a)	103,380	2,029,404
Corp. Inmobiliaria Vesta SAB de CV	1,906,610	2,857,076
Countrywide PLC	112,313	622,135
Daikyo, Inc.	176,000	279,875
DIC Asset AG	31,610	294,679
Dios Fastigheter AB	80,223	$588,611
Dongwon Development Co., Ltd.	124,246	493,161
Entra ASA(b)	65,704	618,631
FirstService Corp.	15,590	640,285
Foxtons Group PLC	267,984	626,412
KWG Property Holding Ltd.	878,500	576,786
Leopalace21 Corp.	237,400	1,432,772
Nexity SA	73,940	3,848,137
Supalai PCL	1,051,100	558,714

		18,572,185

Thrifts & Mortgage Finance–0.6%
Genworth MI Canada, Inc.	28,671	675,741
Paragon Group of Cos., PLC (The)	493,210	2,282,690

		2,958,431

		73,423,566

Information Technology–12.5%
Communications Equipment–0.2%
Senao Networks, Inc.	76,000	493,949
VTech Holdings Ltd.	54,800	650,497

		1,144,446

Electronic Equipment, Instruments & Components–3.3%
Daiwabo Holdings Co., Ltd.	285,000	531,769
Electrocomponents PLC	137,650	475,769
Ju Teng International Holdings Ltd.	3,066,000	1,582,015
Kaga Electronics Co., Ltd.	44,300	561,534
Mycronic AB	63,764	575,309
PAX Global Technology Ltd.	3,208,000	3,209,006
Premier Farnell PLC	364,923	590,946
Ryosan Co., Ltd.	8,100	202,118
Samsung Electro-Mechanics Co., Ltd.	47,120	2,423,316
Test Research, Inc.	317,000	485,452
Tongda Group Holdings Ltd.	17,470,000	3,496,056
Yaskawa Electric Corp.	206,700	2,383,795

		16,517,085

Internet Software & Services–0.9%
Dip Corp.	170,900	4,026,119
Moneysupermarket.com Group PLC	121,998	556,036
PChome Online, Inc.	11,400	125,394

		4,707,549

IT Services–3.1%
Alten SA	81,480	4,993,288
Bechtle AG	6,247	643,819
CANCOM SE	11,309	563,475
Computacenter PLC	203,850	2,452,992
GFT Technologies SE	20,182	510,450
Nihon Unisys Ltd.	264,000	3,493,484
Softcat PLC	566,910	2,544,450

		15,201,958

Semiconductors & Semiconductor Equipment–3.5%
ASM International NV	67,260	3,007,714
BE Semiconductor Industries NV	20,472	559,373

2016 Semi-Annual Report	11

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Elite Advanced Laser Corp.	74,000	$413,942
Faraday Technology Corp.	84,000	109,365
Hua Hong Semiconductor Ltd.(a)(b)	1,982,000	1,982,657
Novatek Microelectronics Corp.	724,000	2,914,416
Richtek Technology Corp.	71,000	427,977
SCREEN Holdings Co., Ltd.	479,000	3,782,589
Siltronic AG(a)	86,160	1,557,914
Sumco Corp.	401,000	2,517,729

		17,273,676

Software–1.0%
AVEVA Group PLC	19,102	431,701
Capcom Co., Ltd.	40,200	979,385
IGG, Inc.	1,156,000	519,803
Oracle Corp. Japan	18,600	1,043,132
Soft-World International Corp.	273,000	581,967
UBISOFT Entertainment(a)	48,510	1,521,174

		5,077,162

Technology Hardware, Storage & Peripherals–0.5%
Adlink Technology, Inc.	79,000	179,158
Elecom Co., Ltd.	7,400	130,262
Gigabyte Technology Co., Ltd.	540,000	595,596
Micro-Star International Co., Ltd.	98,000	150,960
Riso Kagaku Corp.	34,100	525,661
Roland DG Corp.	26,300	513,148
Wacom Co., Ltd.	23,400	99,134
Wincor Nixdorf AG(a)	3,490	213,804

		2,407,723

		62,329,599

Consumer Staples–10.5%
Beverages–2.1%
Britvic PLC	60,120	612,713
Coca-Cola Icecek AS	80,120	1,168,588
Coca-Cola West Co., Ltd.	24,600	608,250
Cott Corp.	188,030	2,613,237
Royal Unibrew A/S	109,509	5,280,884

		10,283,672

Food & Staples Retailing–3.5%
Ain Holdings, Inc.	39,800	2,038,939
Booker Group PLC	475,800	1,176,081
Clicks Group Ltd.	185,450	1,220,695
Cocokara fine, Inc.	13,700	594,282
Greggs PLC	31,763	495,589
MARR SpA	186,730	3,759,663
Metro, Inc.	99,740	3,460,469
Ministop Co., Ltd.	28,800	524,259
Tsuruha Holdings, Inc.	44,400	4,366,925

		17,636,902

Food Products–3.0%
Bakkafrost P/F	16,032	620,369
Biostime International Holdings Ltd.	71,500	262,531
Calbee, Inc.	94,500	3,749,448
Dongwon F&B Co., Ltd.	1,412	412,592
Glanbia PLC	166,940	$3,407,900
Maeil Dairy Industry Co., Ltd.	13,624	526,980
Pulmuone Co., Ltd.	2,974	462,574
Salmar ASA	27,070	663,233
Sao Martinho SA	106,800	1,434,337
Scandi Standard AB	80,534	584,544
Tassal Group Ltd.	516,810	1,512,656
Thai Vegetable Oil PCL	725,000	482,234
Warabeya Nichiyo Co., Ltd.	24,800	545,813

		14,665,211

Household Products–0.8%
Pigeon Corp.	149,700	3,900,726

Personal Products–0.8%
Able C&C Co., Ltd.	23,736	613,728
Aderans Co., Ltd.	98,800	589,465
Cosmax, Inc.	20,910	2,294,573
Oriflame Holding AG(a)	33,130	657,855

		4,155,621

Tobacco–0.3%
Gudang Garam Tbk PT	303,500	1,494,000

		52,136,132

Materials–6.9%
Chemicals–3.8%
Arkema SA	42,510	3,184,743
Chr Hansen Holding A/S	27,830	1,866,315
Dynasty Ceramic PCL	738,600	92,797
FUCHS PETROLUB SE (Preference Shares)	29,930	1,333,656
Fujimi, Inc.	10,100	134,448
JSR Corp.	89,000	1,279,758
Kansai Paint Co., Ltd.	242,000	3,884,431
LANXESS AG	54,190	2,597,140
Nippon Shokubai Co., Ltd.	37,200	1,894,921
Nuplex Industries Ltd.	156,377	561,684
Scapa Group PLC	199,175	615,040
Teijin Ltd.	251,000	874,054
Ube Industries Ltd.	351,000	620,484

		18,939,471

Construction Materials–0.7%
Buzzi Unicem SpA	142,380	2,454,434
Cemex Latam Holdings SA(a)	287,410	1,235,653

		3,690,087

Containers & Packaging–0.8%
Mpact Ltd.	153,837	539,550
Pact Group Holdings Ltd.	157,360	601,561
Smurfit Kappa Group PLC	93,340	2,401,030
Winpak Ltd.	16,732	644,416

		4,186,557

Metals & Mining–1.3%
Boliden AB	56,860	907,013
Centerra Gold, Inc.	103,586	480,942
Godo Steel Ltd.	187,000	314,146
Granges AB	280,492	2,434,725

12	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Lucara Diamond Corp.	183,110	$389,131
Nevsun Resources Ltd.	178,613	577,613
Northern Star Resources Ltd.	204,270	532,831
Sims Metal Management Ltd.	92,712	613,370

		6,249,771

Paper & Forest Products–0.3%
Nippon Paper Industries Co., Ltd.	34,700	617,199
Western Forest Products, Inc.	343,760	611,423

		1,228,622

		34,294,508

Health Care–6.1%
Biotechnology–0.9%
China Biologic Products, Inc.(a)	12,470	1,427,566
Medy-Tox, Inc.	8,610	3,321,567

		4,749,133

Health Care Equipment & Supplies–1.3%
Ginko International Co., Ltd.	203,000	2,024,837
LivaNova PLC(a)	35,530	1,917,909
Microlife Corp.	195,000	541,677
St Shine Optical Co., Ltd.	57,000	1,162,228
Straumann Holding AG	2,102	723,494

		6,370,145

Health Care Providers & Services–1.1%
BML, Inc.	14,700	569,068
Harmonicare Medical Holdings Ltd.(a)(b)	809,417	574,546
Medical Facilities Corp.	48,842	593,061
Raffles Medical Group Ltd.	663,300	2,218,540
Shanghai Pharmaceuticals Holding Co., Ltd.–Class H	755,700	1,502,037

		5,457,252

Health Care Technology–1.2%
M3, Inc.	106,000	2,665,770
NNIT A/S(b)	126,710	3,289,811

		5,955,581

Life Sciences Tools & Services–0.2%
Horizon Discovery Group PLC(a)	415,020	914,971

Pharmaceuticals–1.4%
Dawnrays Pharmaceutical Holdings Ltd.	652,000	520,904
DongKook Pharmaceutical Co., Ltd.	9,975	575,905
Faes Farma SA	186,574	587,025
Indivior PLC	273,496	639,603
Ipsen SA	10,388	595,671
Kaken Pharmaceutical Co., Ltd.	16,000	967,178
Ouro Fino Saude Animal Participacoes SA	102,400	1,247,374
Recordati SpA	25,275	632,222
Samjin Pharmaceutical Co., Ltd.	23,009	514,716
STADA Arzneimittel AG	17,503	693,058

		6,973,656

		30,420,738

Utilities–2.4%
Gas Utilities–0.2%
Ascopiave SpA	60,850	$158,701
Superior Plus Corp.	81,977	583,228

		741,929

Independent Power and Renewable Electricity Producers–0.4%
Electric Power Development Co., Ltd.	68,100	2,124,443

Multi-Utilities–0.1%
Telecom Plus PLC	43,420	573,807

Water Utilities–1.7%
Cia de Saneamento Basico do Estado de Sao Paulo	535,200	3,569,340
CT Environmental Group Ltd.	8,698,000	2,545,754
Pennon Group PLC	213,010	2,477,263

		8,592,357

		12,032,536

Telecommunication Services–1.9%
Diversified Telecommunication Services–1.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	577,119	1,302,587
Com Hem Holding AB	495,130	4,558,636
Hellenic Telecommunications Organization SA	165,370	1,488,425
Hutchison Telecommunications Hong Kong Holdings Ltd.	714,000	251,523
XL Axiata Tbk PT(a)	4,671,000	1,408,233

		9,009,404

Wireless Telecommunication Services–0.1%
SmarTone Telecommunications Holdings Ltd.	310,000	518,346

		9,527,750

Energy–1.5%
Energy Equipment & Services–0.7%
Pason Systems, Inc.	44,527	565,695
Petrofac Ltd.	208,660	2,753,759

		3,319,454

Oil, Gas & Consumable Fuels–0.8%
Det Norske Oljeselskap ASA(a)	325,520	2,431,093
Gaztransport Et Technigaz SA	18,230	595,879
Hankook Shell Oil Co., Ltd.	1,449	623,831
Parkland Fuel Corp.	36,717	604,717

		4,255,520

		7,574,974

Total Common Stocks (cost $438,217,865)		468,637,956

2016 Semi-Annual Report	13

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES–2.6%
Funds and Investment Trusts–2.6%
iShares Core MSCI EAFE ETF	22,850	$1,214,249
iShares MSCI India ETF	431,269	11,696,015

Total Investment Companies (cost $11,827,877)		12,910,264

SHORT-TERM INVESTMENTS–3.2%
Investment Companies–3.2%
AB Fixed Income Shares, Inc.– Government STIF Portfolio, 0.42%(c)(d) (cost $15,653,370)	15,653,370	$15,653,370

Total Investments—100.0% (cost $465,699,112)		497,201,590

Other assets less liabilities—0.0%		49,965

Net Assets—100.0%		$497,251,555

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Bank of America, NA	MXN	84,318	USD	4,567	6/17/16	$(281,115)
Bank of America, NA	USD	3,264	SEK	27,528	6/17/16	135,646
Barclays Bank PLC	INR	202,880	USD	2,930	6/17/16	(99,764)
Barclays Bank PLC	USD	4,676	CAD	6,244	6/17/16	132,010
Barclays Bank PLC	USD	4,111	CHF	4,073	6/17/16	138,459
Barclays Bank PLC	USD	2,907	INR	202,880	6/17/16	122,849
Royal Bank of Scotland PLC	GBP	1,915	USD	2,712	6/17/16	(38,994)
Royal Bank of Scotland PLC	KRW	5,186,003	USD	4,186	6/17/16	(331,984)
Royal Bank of Scotland PLC	USD	2,733	GBP	1,915	6/17/16	18,295
Royal Bank of Scotland PLC	USD	2,733	JPY	308,765	6/17/16	15,859
Royal Bank of Scotland PLC	USD	2,704	KRW	3,239,955	6/17/16	119,117
State Street Bank & Trust Co.	USD	4,172	AUD	5,839	6/17/16	288,812
State Street Bank & Trust Co.	USD	8,100	JPY	897,019	6/17/16	(113,000)
State Street Bank & Trust Co.	USD	2,707	NZD	4,105	6/17/16	120,028
State Street Bank & Trust Co.	USD	3,366	SGD	4,746	6/17/16	153,696
UBS AG	BRL	13,403	USD	3,242	6/17/16	(411,594)
UBS AG	EUR	14,521	USD	16,062	6/17/16	(498,756)

						$(530,436)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate market value of these securities amounted to $19,911,791 or 4.0% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

NVDR—Non Voting Depositary Receipt

PJSC—Public Joint Stock Company

REIT—Real Estate Investment Trust

See notes to financial statements.

14	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

March 31, 2016 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–95.2%
Financials–21.1%
Banks–7.2%
ABN AMRO Group NV (GDR)(a)(b)	439,680	$9,000,483
Bank Hapoalim BM	2,086,160	10,828,888
DBS Group Holdings Ltd.	754,300	8,592,964
Itausa–Investimentos Itau SA (Preference Shares)	3,762,200	8,548,433
Mitsubishi UFJ Financial Group, Inc.	2,334,300	10,816,224
OTP Bank PLC	440,700	11,056,085
Sumitomo Mitsui Financial Group, Inc.	235,100	7,137,086

		65,980,163

Capital Markets–3.5%
3i Group PLC	2,067,550	13,519,181
Partners Group Holding AG	45,850	18,420,172

		31,939,353

Consumer Finance–0.8%
Samsung Card Co., Ltd.	212,290	6,991,623

Diversified Financial Services–0.7%
Haci Omer Sabanci Holding AS	1,982,260	6,858,493

Insurance–4.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	64,060	13,000,604
NN Group NV	456,970	14,917,630
Sampo Oyj–Class A	122,760	5,814,456
T&D Holdings, Inc.	732,200	6,839,509

		40,572,199

Real Estate Investment Trusts (REITs)–2.6%
CapitaLand Commercial Trust Ltd.	8,493,300	9,269,937
Goodman Group	1,810,520	9,259,479
GPT Group (The)	1,338,060	5,122,461

		23,651,877

Real Estate Management & Development–1.9%
Hongkong Land Holdings Ltd.	874,300	5,239,057
New World Development Co., Ltd.	9,010,000	8,611,026
UOL Group Ltd.	366,135	1,630,681
Wing Tai Holdings Ltd.	1,278,000	1,667,097

		17,147,861

		193,141,569

Consumer Staples–17.8%
Beverages–3.1%
Anheuser-Busch InBev SA/NV	18,320	2,276,017
Diageo PLC	632,740	17,061,224
Pernod Ricard SA	77,850	8,668,800

		28,006,041

Company	Shares	U.S. $ Value

Food & Staples Retailing–6.8%
Alimentation Couche-Tard, Inc.–Class B	186,450	$8,297,833
Delhaize Group	126,470	13,180,798
Koninklijke Ahold NV	218,170	4,900,381
Loblaw Cos., Ltd.	257,800	14,434,815
Metro, Inc.	407,860	14,150,661
Tsuruha Holdings, Inc.	77,800	7,651,954

		62,616,442

Food Products–2.1%
Gruma SAB de CV–Class B	142,870	2,265,707
JBS SA	2,004,400	6,104,092
WH Group Ltd.(a)(b)	15,353,500	11,103,815

		19,473,614

Household Products–2.0%
Reckitt Benckiser Group PLC	185,160	17,859,902

Tobacco–3.8%
British American Tobacco PLC	230,460	13,476,356
Imperial Brands PLC	122,200	6,765,876
Japan Tobacco, Inc.	126,700	5,273,587
KT&G Corp.	95,900	9,234,213

		34,750,032

		162,706,031

Consumer Discretionary–13.7%
Automobiles–5.9%
Dongfeng Motor Group Co., Ltd.–Class H	10,432,000	13,032,720
Fuji Heavy Industries Ltd.	114,400	4,039,834
Kia Motors Corp.	100,070	4,227,057
Mazda Motor Corp.	753,700	11,698,797
Peugeot SA(b)	1,205,100	20,616,869

		53,615,277

Diversified Consumer Services–1.0%
TAL Education Group (ADR)(b)	176,070	8,747,158

Hotels, Restaurants & Leisure–0.4%
William Hill PLC	810,540	3,792,264

Household Durables–2.2%
Auto Trader Group PLC(a)	859,010	4,806,221
Berkeley Group Holdings PLC	328,260	15,135,697

		19,941,918

Leisure Products–0.5%
Bandai Namco Holdings, Inc.	199,800	4,355,320

Media–2.4%
Rightmove PLC	154,040	9,301,931
Thomson Reuters Corp.	317,970	12,882,835

		22,184,766

Specialty Retail–0.4%
Yamada Denki Co., Ltd.	855,100	4,042,044

Textiles, Apparel & Luxury Goods–0.9%
Pou Chen Corp.	2,936,000	3,739,275
Yue Yuen Industrial Holdings Ltd.	1,240,500	4,272,875

		8,012,150

		124,690,897

2016 Semi-Annual Report	15

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Information Technology–9.5%
Electronic Equipment, Instruments & Components–1.7%
Hitachi Ltd.	850,000	$3,983,823
Hon Hai Precision Industry Co., Ltd.	2,728,000	7,180,799
Largan Precision Co., Ltd.	57,300	4,441,272

		15,605,894

IT Services–0.8%
Fujitsu Ltd.	2,079,000	7,687,663

Semiconductors & Semiconductor Equipment–3.1%
ASML Holding NV	102,430	10,307,981
Infineon Technologies AG	348,360	4,939,161
Novatek Microelectronics Corp.	1,772,000	7,133,074
Taiwan Semiconductor Manufacturing Co., Ltd.	1,091,000	5,441,725

		27,821,941

Software–3.9%
Check Point Software Technologies Ltd.(b)	97,400	8,519,578
Constellation Software, Inc./Canada	17,160	7,026,384
NCSoft Corp.	26,720	5,928,228
Oracle Corp. Japan	249,400	13,986,943

		35,461,133

		86,576,631

Industrials–9.1%
Aerospace & Defense–2.9%
Safran SA	304,020	21,220,567
Thales SA	56,590	4,945,100

		26,165,667

Airlines–1.5%
Japan Airlines Co., Ltd.	176,600	6,474,149
Qantas Airways Ltd.(b)	2,383,660	7,440,252

		13,914,401

Construction & Engineering–0.6%
Hyundai Engineering & Construction Co., Ltd.	146,720	5,411,131

Industrial Conglomerates–1.2%
Jardine Strategic Holdings Ltd.	355,100	10,600,116

Professional Services–1.5%
Adecco SA (REG)	211,020	13,727,097

Road & Rail–1.4%
Central Japan Railway Co.	72,860	12,885,383

		82,703,795

Energy–6.4%
Oil, Gas & Consumable Fuels–6.4%
JX Holdings, Inc.	4,496,500	17,313,148
LUKOIL PJSC (Sponsored ADR)	398,050	15,289,115
Royal Dutch Shell PLC–Class B	421,620	10,260,021
TOTAL SA	201,100	9,150,312

Woodside Petroleum Ltd.	334,750	$6,696,271

		58,708,867

Materials–5.4%
Chemicals–5.0%
Asahi Kasei Corp.	716,000	4,835,653
Chr Hansen Holding A/S	67,530	4,528,647
Covestro AG(a)(b)	181,073	6,764,193
Givaudan SA (REG)	3,590	7,035,683
Lotte Chemical Corp.	75,515	22,584,287

		45,748,463

Metals & Mining–0.4%
South32 Ltd.(b)	3,478,220	3,903,076

		49,651,539

Health Care–4.8%
Biotechnology–0.8%
Actelion Ltd. (REG)(b)	47,240	7,050,082

Health Care Equipment & Supplies–0.9%
Coloplast A/S–Class B	109,540	8,289,218

Pharmaceuticals–3.1%
Novo Nordisk A/S–Class B	284,480	15,405,604
Roche Holding AG	36,670	9,003,962
Taro Pharmaceutical Industries Ltd.(b)	31,150	4,462,238

		28,871,804

		44,211,104

Telecommunication Services–4.3%
Diversified Telecommunication Services–4.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	3,598,375	8,121,719
Chunghwa Telecom Co., Ltd.	3,197,000	10,878,376
Nippon Telegraph & Telephone Corp.	470,000	20,302,821

		39,302,916

Utilities–3.1%
Electric Utilities–1.8%
EDP–Energias de Portugal SA	2,684,720	9,531,939
Korea Electric Power Corp.	141,750	7,425,634

		16,957,573

Independent Power and Renewable Electricity Producers–1.3%
Huaneng Power International, Inc.–Class H	13,052,000	11,669,059

		28,626,632

Total Common Stocks (cost $832,037,523)		870,319,981

16	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–3.1%
Investment Companies–3.1%
AB Fixed Income Shares, Inc.–Government STIF Portfolio, 0.42%(c)(d) (cost $28,548,643)	28,548,643	$28,548,643

Total Investments—98.3%
(cost $860,586,166)		898,868,624

Other assets less liabilities—1.7%		15,414,292

Net Assets—100.0%		$914,282,916

FUTURES (see Note 3)
Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	185	June 2016	$15,064,860	$15,035,875	$(28,985)
Mini MSCI Emerging Market Futures	89	June 2016	3,630,356	3,710,855	80,499

					$51,514

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	AUD	2,431	USD	1,810	4/18/16	$(52,486)
Bank of America, NA	CAD	2,784	USD	2,017	4/18/16	(126,957)
Bank of America, NA	GBP	2,231	USD	3,119	4/18/16	(85,085)
Bank of America, NA	USD	3,561	CNY	23,240	4/18/16	33,889
Bank of America, NA	USD	5,853	GBP	4,140	4/18/16	93,546
Barclays Bank PLC	HKD	14,109	USD	1,816	4/18/16	(3,059)
Barclays Bank PLC	ILS	52,525	USD	13,415	4/18/16	(570,600)
Barclays Bank PLC	USD	2,406	CNY	15,819	4/18/16	41,365
Barclays Bank PLC	USD	13,649	INR	935,600	4/18/16	448,626
Barclays Bank PLC	USD	8,584	SEK	72,558	4/18/16	357,722
Barclays Bank PLC	USD	6,189	MXN	109,311	5/18/16	113,208
Morgan Stanley & Co., Inc.	CHF	680	USD	686	4/18/16	(21,308)
Morgan Stanley & Co., Inc.	GBP	2,980	USD	4,250	4/18/16	(30,495)
Morgan Stanley & Co., Inc.	HKD	63,153	USD	8,132	4/18/16	(10,162)
Morgan Stanley & Co., Inc.	ILS	55,574	USD	14,219	4/18/16	(578,300)
Morgan Stanley & Co., Inc.	JPY	389,381	USD	3,437	4/18/16	(23,901)
Morgan Stanley & Co., Inc.	TWD	105,972	USD	3,176	4/18/16	(120,254)
Morgan Stanley & Co., Inc.	USD	14,377	AUD	19,602	4/18/16	638,995
Morgan Stanley & Co., Inc.	USD	2,105	CAD	2,812	4/18/16	60,359
Morgan Stanley & Co., Inc.	USD	28,480	EUR	25,773	4/18/16	859,855
Morgan Stanley & Co., Inc.	USD	1,662	NOK	14,124	4/18/16	44,425
Morgan Stanley & Co., Inc.	USD	7,966	SEK	67,453	4/18/16	346,567
Morgan Stanley & Co., Inc.	SGD	13,118	USD	9,546	5/18/16	(184,533)
Royal Bank of Scotland PLC	KRW	4,758,113	USD	3,977	4/18/16	(174,859)

2016 Semi-Annual Report	17

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	TWD	120,630	USD	3,685	4/18/16	$(67,442)
Royal Bank of Scotland PLC	USD	5,070	CNY	33,109	4/18/16	52,165
Royal Bank of Scotland PLC	USD	5,205	IDR	69,329,498	4/18/16	62,768
Royal Bank of Scotland PLC	USD	83	INR	5,603	4/18/16	1,825
Royal Bank of Scotland PLC	USD	4,644	MYR	19,252	4/18/16	321,248
State Street Bank & Trust Co.	CAD	28	USD	21	4/18/16	(611)
State Street Bank & Trust Co.	CHF	3,320	USD	3,351	4/18/16	(103,431)
State Street Bank & Trust Co.	GBP	34	USD	48	4/18/16	(534)
State Street Bank & Trust Co.	HKD	52,381	USD	6,751	4/18/16	(1,938)
State Street Bank & Trust Co.	HUF	1,157,118	USD	4,124	4/18/16	(69,613)
State Street Bank & Trust Co.	ILS	619	USD	158	4/18/16	(6,327)
State Street Bank & Trust Co.	KRW	23,880,771	USD	19,523	4/18/16	(1,315,767)
State Street Bank & Trust Co.	MXN	144,222	USD	7,969	4/18/16	(366,815)
State Street Bank & Trust Co.	TWD	220,542	USD	6,735	4/18/16	(125,111)
State Street Bank & Trust Co.	USD	44	AUD	59	4/18/16	1,318
State Street Bank & Trust Co.	USD	35	CNY	226	4/18/16	323
State Street Bank & Trust Co.	USD	130	EUR	118	4/18/16	3,889
State Street Bank & Trust Co.	USD	2,659	HKD	20,625	4/18/16	262
State Street Bank & Trust Co.	USD	8,045	MXN	144,222	4/18/16	291,140
State Street Bank & Trust Co.	USD	1,669	NOK	14,374	4/18/16	67,920
State Street Bank & Trust Co.	USD	93	SEK	791	4/18/16	4,051

						$(194,122)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate market value of these securities amounted to $31,674,712 or 3.5% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australia, and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

PJSC—Public Joint Stock Company

REG—Registered Shares

See notes to financial statements.

18	Bernstein Fund, Inc.

Statement of Assets and Liabilities—March 31, 2016 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
ASSETS
Investments in securities at value
Unaffiliated issuers	$90,369,352	$481,548,220	$870,319,981
Affiliated issuers	1,423,557	15,653,370	28,548,643
Foreign currencies, at value (a)	0	1,623,037	6,032,362
Cash collateral due from broker	0	0	898,645
Receivables:
Dividends and interest	131,010	929,706	2,742,393
Foreign withholding tax reclaims	0	55,428	193,718
Investment securities sold	48,043	3,112,351	3,016,312
Capital shares sold	1,813,951	2,784,745	9,707,538
Receivable due from Adviser	70,676	0	0
Unrealized appreciation of forward currency exchange contracts	0	1,244,771	3,845,466
Prepaid expenses	65,216	94,926	119,700

Total assets	93,921,805	507,046,554	925,424,758

LIABILITIES
Payables:
Investment securities purchased	3,156,267	7,322,087	5,899,475
Management fee	0	395,405	571,230
Capital shares redeemed	18,537	214,980	316,772
Organizational and offering fees	123,436	61,167	113,405
Margin owed to broker on exchange-traded derivatives	0	0	161,290
Transfer Agent fee	978	4,850	6,063
Shareholder servicing fee	106	634	1,328
Accrued expenses	45,991	20,669	32,691
Unrealized depreciation of forward currency exchange contracts	0	1,775,207	4,039,588

Total liabilities	3,345,315	9,794,999	11,141,842

NET ASSETS	$90,576,490	$497,251,555	$914,282,916

Cost of investments
Unaffiliated issuers	$88,176,807	$450,045,742	$832,037,523
Affiliated issuers	$1,423,557	$15,653,370	$28,548,643
NET ASSETS CONSIST OF:
Capital stock, at par	$943	$4,893	$9,058
Additional paid-in capital	89,124,767	464,739,008	872,875,729
Undistributed net investment income	104,741	818,107	2,750,345
Accumulated net realized gain (loss) on investment transactions and foreign currency transactions	(846,506)	723,428	498,256
Net unrealized appreciation/depreciation of:
Investments and futures transactions	2,192,545	31,502,478	38,333,972
Foreign currency denominated assets and liabilities	0	(536,359)	(184,444)

	$90,576,490	$497,251,555	$914,282,916

(a) Cost: $0, $1,609,490 and $6,049,572, respectively. (Note 1)

See Notes to Financial Statements.

2016 Semi-Annual Report	19

Statement of Assets and Liabilities—March 31, 2016 (Unaudited) (continued)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE
SCB Class Shares
Net Assets	$997,472	$5,286,117	$11,154,620
Shares of capital stock outstanding	103,892	519,974	1,104,920

Net asset value and offering price per share	$9.60	$10.17	$10.10

Advisor Class Shares
Net Assets	$74,551,521	$255,640,193	$500,705,327
Shares of capital stock outstanding	7,762,523	25,152,445	49,633,773

Net asset value and offering price per share	$9.60	$10.16	$10.09

Class Z Shares
Net Assets	$15,027,497	$236,325,245	$402,422,969
Shares of capital stock outstanding	1,564,703	23,252,748	39,844,955

Net asset value and offering price per share	$9.60	$10.16	$10.10

See Notes to Financial Statements.

20	Bernstein Fund, Inc.

Statement of Operations

	SMALL CAP CORE PORTFOLIO(a)	INTERNATIONAL SMALL CAP PORTFOLIO(b)	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO(b)

INVESTMENT INCOME
Income:
Dividends
Unaffiliated issuers	$152,906	$1,341,588	$3,423,753
Affiliated issuers	352	7,905	15,995

Total income	153,258	1,349,493	3,439,748

Expenses:
Management fee (see Note 2A)	36,122	481,611	673,793
Shareholder servicing fee (see Note 2B)	106	641	1,341
Custodian fee	21,566	24,702	31,313
Transfer Agent fee—Non-Retail Class	47	171	134
Transfer Agent fee—Advisor Class	737	2,637	2,601
Transfer Agent fee—Class Z	195	4,940	5,342
Organizational and offering expense	58,219	60,131	60,131
Administrative	21,676	21,676	21,676
Auditing and tax fees	11,711	13,944	13,944
Registration fees	11,094	12,089	12,064
Legal fees	10,130	12,392	12,392
Printing fees	3,358	8,035	4,296
Directors’ fees and expenses	17	90	45
Miscellaneous	1,013	4,157	5,298

Total expenses	175,991	647,216	844,370
Less: expenses waived and reimbursed by the Adviser (see Note 2A)	(128,474)	(115,830)	(157,516)

Net expenses	47,517	531,386	686,854

Net investment income	105,741	818,107	2,752,894

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(562,328)	774,310	11,329
Futures	(284,178)	0	970,929
Foreign currency transactions	0	(50,882)	(484,002)

Net realized gain (loss) on investment transactions and foreign currency transactions	(846,506)	723,428	498,256

Net change in unrealized appreciation/depreciation of:
Investments	2,192,545	31,502,478	38,282,458
Futures	0	0	51,514
Foreign currency denominated assets and liabilities	0	(536,359)	(184,444)

Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	2,192,545	30,966,119	38,149,528

Net realized and unrealized gain on investment transactions and foreign currency transactions	1,346,039	31,689,547	38,647,784

Net increase in net assets resulting from operations	$1,451,780	$32,507,654	$41,400,678

(a) For the period December 29, 2015 (commencement of operations) to March 31, 2016 (unaudited).

(b) For the period December 21, 2015 (commencement of operations) to March 31, 2016 (unaudited).

See Notes to Financial Statements.

2016 Semi-Annual Report	21

Statement of Changes in Net Assets

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
	FOR THE PERIOD DECEMBER 29, 2015(a) TO MARCH 31, 2016 (UNAUDITED)	FOR THE PERIOD DECEMBER 21, 2015(a) TO MARCH 31, 2016 (UNAUDITED)	FOR THE PERIOD DECEMBER 21, 2015(a) TO MARCH 31, 2016 (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS FROM
Operations:
Net investment income	$105,741	$818,107	$2,752,894
Net realized gain (loss) on investment transactions and foreign currency transactions	(846,506)	723,428	498,256
Net change in unrealized appreciation/depreciation of investments	2,192,545	30,966,119	38,149,528

Net increase in net assets resulting from operations	1,451,780	32,507,654	41,400,678

Dividends to shareholders:
Dividends from net investment income (b)	(1,000)	0	(2,549)

Total dividends to shareholders	(1,000)	0	(2,549)

Capital-share transactions:
Net proceeds from sales of shares	91,199,462	475,303,903	879,224,051
Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	1,000	0	2,549

Total proceeds from shares sold	91,200,462	475,303,903	879,226,600
Cost of shares redeemed	(2,174,752)	(10,660,002)	(6,441,813)

Net increase in net assets from capital-share transactions	89,025,710	464,643,901	872,784,787

Net increase in net assets	90,476,490	497,151,555	914,182,916

NET ASSETS:
Beginning of period	100,000	100,000	100,000

End of period (c)	$90,576,490	$497,251,555	$914,282,916

(c) Includes undistributed net investment income of:	$104,741	$818,107	$2,750,345

(a) Commencement of operations.

(b) See page 23 for share class information on dividend distributions for the Portfolios.

See Notes to Financial Statements.

22	Bernstein Fund, Inc.

SMALL CAP CORE PORTFOLIO
FOR THE PERIOD DECEMBER 29, 2015(a) TO MARCH 31, 2016 (UNAUDITED)
Dividends to shareholders:
Dividends from net investment income
SCB Class	$(5)
Advisor Class	(5)
Class Z	(990)

$(1,000)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
FOR THE PERIOD DECEMBER 21, 2015(a) TO MARCH 31, 2016 (UNAUDITED)
Dividends to shareholders:
Dividends from net investment income
SCB Class	$(4)
Advisor Class	(5)
Class Z	(2,540)

$(2,549)

(a) Commencement of operations.

See Notes to Financial Statements.

2016 Semi-Annual Report	23

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

SMALL CAP CORE PORTFOLIO

SCB CLASS
12/29/2015(a) TO 3/31/16 (UNAUDITED)
Net asset value, beginning of period	$10.00

Income from investment operations:
Investment income, net†‡	0.05
Net realized and unrealized loss on investment transactions and foreign currency transactions (b)	(0.45)

Total from investment operations	(0.40)

Less dividends:
Dividends from net investment income (c)	(0.00)

Net asset value, end of period	$9.60

Total return (d)	(3.95)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$997
Average net assets (000 omitted)	$168
Ratio to average net assets of:
Expenses, net of waivers/reimbursements*	1.30%
Expenses, before waivers/reimbursements*	3.01%
Net investment income*‡	2.28%
Portfolio turnover rate	149%

See Footnote Summary on page 32.

See Notes to Financial Statements.

24	Bernstein Fund, Inc.

SMALL CAP CORE PORTFOLIO

ADVISOR CLASS
12/29/2015(a) TO 3/31/16 (UNAUDITED)
Net asset value, beginning of period	$10.00

Income from investment operations
Investment income, net†‡	0.06
Net realized and unrealized loss on investment transactions and foreign currency transactions (b)	(0.45)

Total from investment operations	(0.39)

Less dividends and distributions:
Dividends from net investment income	(0.01)

Net asset value, end of period	$9.60

Total return (d)	(3.95)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$74,552
Average net assets (000 omitted)	$13,774
Ratio to average net assets of:
Expenses, net of waivers/reimbursements*	1.05%
Expenses, before waivers/reimbursements*	2.07%
Net investment income*‡	2.50%
Portfolio turnover rate	149%

See Footnote Summary on page 32.

See Notes to Financial Statements.

2016 Semi-Annual Report	25

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

SMALL CAP CORE PORTFOLIO

CLASS Z
12/29/2015(a) TO 3/31/16 (UNAUDITED)
Net asset value, beginning of period	$10.00

Income from investment operations
Investment income, net†‡	0.04
Net realized and unrealized loss on investment transactions and foreign currency transactions (b)	(0.43)

Total from investment operations	(.39)

Less dividends and distributions:
Dividends from net investment income	(0.01)

Net asset value, end of period	$9.60

Total return (d)	(3.95)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$15,027
Average net assets (000 omitted)	$3,828
Ratio to average net assets of:
Expenses, net of waivers/reimbursements*	1.05%
Expenses, before waivers/reimbursements*	10.53%
Net investment income*‡	1.79%
Portfolio turnover rate	149%

See Footnote Summary on page 32.

See Notes to Financial Statements.

26	Bernstein Fund, Inc.

INTERNATIONAL SMALL CAP PORTFOLIO

SCB CLASS
12/21/2015(a) TO 3/31/16 (UNAUDITED)
Net asset value, beginning of period	$10.00

Income from investment operations
Investment income, net†‡	0.07
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.10

Total from investment operations	0.17

Net asset value, end of period	$10.17

Total return (d)	1.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$5,286
Average net assets (000 omitted)	$929
Ratio to average net assets of:
Expenses, net of waivers/reimbursements*	1.35%
Expenses, before waivers/reimbursements*	1.56%
Net investment income*‡	2.59%
Portfolio turnover rate	17%

See Footnote Summary on page 32.

See Notes to Financial Statements.

2016 Semi-Annual Report	27

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

INTERNATIONAL SMALL CAP PORTFOLIO

ADVISOR CLASS
12/21/2015(a) TO 3/31/16 (UNAUDITED)
Net asset value, beginning of period	$10.00

Income from investment operations
Investment income, net†‡	0.04
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.12

Total from investment operations	0.16

Net asset value, end of period	$10.16

Total return (d)	1.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$255,640
Average net assets (000 omitted)	$84,093
Ratio to average net assets of:
Expenses, net of waivers/reimbursements*	1.10%
Expenses, before waivers/reimbursements*	1.15%
Net investment income*‡	1.68%
Portfolio turnover rate	17%

See Footnote Summary on page 32.

See Notes to Financial Statements.

28	Bernstein Fund, Inc.

INTERNATIONAL SMALL CAP PORTFOLIO

CLASS Z
12/21/2015(a) TO 3/31/16 (UNAUDITED)
Net asset value, beginning of period	$10.00

Income from investment operations
Investment income, net†‡	0.04
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.12

Total from investment operations	.16

Net asset value, end of period	$10.16

Total return (d)	1.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$236,327
Average net assets (000 omitted)	$89,502
Ratio to average net assets of:
Expenses, net of waivers/reimbursements*	1.10%
Expenses, before waivers/reimbursements*	1.53%
Net investment income*‡	1.70%
Portfolio turnover rate	17%

See Footnote Summary on page 32.

See Notes to Financial Statements.

2016 Semi-Annual Report	29

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

SCB CLASS
12/21/2015(a) TO 3/31/16 (UNAUDITED)
Net asset value, beginning of period	$10.00

Income from investment operations
Investment income, net†‡	0.12
Net realized and unrealized loss on investment transactions and foreign currency transactions (b)	(0.02)

Total from investment operations	0.10

Less dividends and distributions:
Dividends from net investment income (c)	(0.00)

Net asset value, end of period	$10.10

Total return (d)	1.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$11,155
Average net assets (000 omitted)	$1,944
Ratio to average net assets of:
Expenses, net of waivers/reimbursements*	1.20%
Expenses, before waivers/reimbursements*	1.38%
Net investment income*‡	4.91%
Portfolio turnover rate	29%

See Footnote Summary on page 32.

See Notes to Financial Statements.

30	Bernstein Fund, Inc.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

ADVISOR CLASS
12/21/2015(a) TO 3/31/16 (UNAUDITED)
Net asset value, beginning of period	$10.00

Income from investment operations
Investment income, net†‡	0.09
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.01

Total from investment operations	0.10

Less dividends and distributions:
Dividends from net investment income	(0.01)

Net asset value, end of period	$10.09

Total return (d)	.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$500,705
Average net assets (000 omitted)	$165,233
Ratio to average net assets of:
Expenses, net of waivers/reimbursements*	0.93%
Expenses, before waivers/reimbursements*	1.01%
Net investment income*‡	3.38%
Portfolio turnover rate	29%

See Footnote Summary on page 32.

See Notes to Financial Statements.

2016 Semi-Annual Report	31

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CLASS Z
12/21/2015(a) TO 3/31/16 (UNAUDITED)
Net asset value, beginning of period	$10.00

Income from investment operations
Investment income, net†‡	0.12
Net realized and unrealized loss on investment transactions and foreign currency transactions (b)	(0.01)

Total from investment operations	.11

Less dividends and distributions:
Dividends from net investment income	(0.01)

Net asset value, end of period	$10.10

Total return (d)	1.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$402,423
Average net assets (000 omitted)	$96,786
Ratio to average net assets of:
Expenses, net of waivers/reimbursements*	0.95%
Expenses, before waivers/reimbursements*	1.40%
Net investment income*‡	4.45%
Portfolio turnover rate	29%

*	Annualized
†	Based on average shares outstanding
‡	Net of fees and expenses waived by the Adviser.
(a)	Commencement of operations.
(b)	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

See Notes to Financial Statements.

32	Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Bernstein Fund, Inc. (the “Fund”) is a managed open-end registered investment company, incorporated in Maryland on September 11, 2015. The Fund operates as a series company currently comprised of three portfolios: Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (hereafter collectively referred to as the “Portfolios” and individually the “Portfolio”) with the following share classes offered: SCB Class, Advisor Class and Class Z. Small Cap Core Portfolio commenced operations on December 29, 2015. International Small Cap Portfolio and International Strategic Equities Portfolio commenced operations on December 21, 2015.

Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

A.	Portfolio Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between

2016 Semi-Annual Report	33

Notes to Financial Statements (continued)

the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2016:

SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks(a)	$88,379,298	$0	$0	$88,379,298
Investment Companies	1,990,054	0	0	1,990,054
Short-Term Investments	1,423,557	0	0	1,423,557
Total Investments in Securities	91,792,909	0	0	91,792,909
Other Financial Instruments(b)	0	0	0	0
Total(c)	$91,792,909	$0	$0	$91,792,909

34	Bernstein Fund, Inc.

INTERNATIONAL SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Assets:
Common Stocks:
Consumer Discretionary	$14,647,309	$94,792,555		$0	$109,439,864
Industrials	17,727,054	59,731,235		0	77,458,289
Financials	21,990,957	51,432,609		0	73,423,566
Information Technology	3,563,373	58,766,226		0	62,329,599
Consumer Staples	12,136,638	39,999,494		0	52,136,132
Materials	4,554,218	29,740,290		0	34,294,508
Health Care	6,100,881	24,319,857		0	30,420,738
Utilities	4,311,269	7,721,267		0	12,032,536
Telecommunication Services	0	9,527,750		0	9,527,750
Energy	1,170,412	6,404,562		0	7,574,974
Investment Companies	12,910,264	0		0	12,910,264
Short-Term Investments	15,653,370	0		0	15,653,370
Total Investments in Securities	114,765,745	382,435,845	(d)	0	497,201,590
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	0	1,244,771		0	1,244,771
Liabilities:
Forward Currency Exchange Contracts	0	(1,775,207)		0	(1,775,207)
Total(c)	$114,765,745	$381,905,409		$0	$496,671,154

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Assets:
Common Stocks:
Financials	$8,548,433	$184,593,136		$0	$193,141,569
Consumer Staples	45,253,108	117,452,923		0	162,706,031
Consumer Discretionary	21,629,993	103,060,904		0	124,690,897
Information Technology	22,726,761	63,849,870		0	86,576,631
Industrials	0	82,703,795		0	82,703,795
Energy	14,431,747	44,277,120		0	58,708,867
Materials	0	49,651,539		0	49,651,539
Health Care	4,462,238	39,748,866		0	44,211,104
Telecommunication Services	0	39,302,916		0	39,302,916
Utilities	0	28,626,632		0	28,626,632
Short-Term Investments	28,548,643	0		0	28,548,643
Total Investments in Securities	145,600,923	753,267,701	(d)	0	898,868,624
Other Financial Instruments(b)
Assets:
Futures	80,499	0		0	80,499	(e)
Forward Currency Exchange Contracts	0	3,845,466		0	3,845,466
Liabilities:
Futures	(28,985)	0		0	(28,985	)(e)
Forward Currency Exchange Contracts	0	(4,039,588)		0	(4,039,588)
Total(c)	$145,652,437	$753,073,579		$0	$898,726,016

(a)	See schedule of investments for sector classifications.

2016 Semi-Annual Report	35

Notes to Financial Statements (continued)

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(c)	There were no transfers between any Levels during the reporting period.

(d)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

(e)	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the schedule of investments.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

C.	Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Fund does isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.

36	Bernstein Fund, Inc.

The International Small Cap Portfolio and International Strategic Equities Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for the current tax year and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. The Portfolios amortize premiums and accrete discounts as adjustments to interest income.

F.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

G.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H.	Organization and Offering Expenses

The organizational expense of $36,003 (for the fiscal period) was expensed and reimbursed by the Adviser pursuant to the expense limitation agreement for each Portfolio. Offering costs of $87,433 have been deferred and are being amortized on a straight line basis over a one year period starting from December 29, 2015 (commencement of operations) for Small Cap Core Portfolio and from December 21, 2015 (commencement of operations) for International Small Cap Portfolio and International Strategic Equities Portfolio.

2016 Semi-Annual Report	37

Notes to Financial Statements (continued)

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annualized rate as follows:

Small Cap Core Portfolio: 0.80% of the Portfolio’s average daily net assets.

International Small Cap Portfolio: 1.00% of the Portfolio’s average daily net assets.

	ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
PORTFOLIO	FIRST $1 BILLION	NEXT $3 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	THEREAFTER
International Strategic Equities	0.925%	0.850%	0.800%	0.750%	0.650%	0.600%

The Adviser has contractually agreed to waive the annual investment management fees of the International Strategic Equities Portfolio by an amount equal to 0.05% per annum of the average net assets of the Portfolio through December 21, 2016. For the period ending March 31, 2016, such waiver amounted to $36,422.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

PORTFOLIO	SCB CLASS	ADVISOR CLASS	CLASS Z
Small Cap Core	1.30%	1.05%	1.05%
International Small Cap	1.35%	1.10%	1.10%
International Strategic Equities	1.20%	0.95%	0.95%

Any fees waived and expenses borne by the Adviser for the Portfolios through September 30, 2016 are subject to repayment by the Portfolios until September 30, 2019. Any fees waived and expenses borne by the Adviser from October 1, 2016 through January 3, 2017 are subject to repayment by the Portfolios until September 30, 2020, provided that no repayment will be made that would cause the Portfolios’ total annual fund operating expenses to exceed the net fee percentage set forth per the Expense Caps. The Expense Caps may not be terminated by the Adviser before January 4, 2017.

For the period ended March 31, 2016, such reimbursements/waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$106,798
International Small Cap	94,154
International Strategic Equities	135,840

Pursuant to the investment management agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. No such reimbursements were made during the period ending March 31, 2016

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Bernstein Fund, Inc. and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their Bernstein Fund

38	Bernstein Fund, Inc.

investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.25% of the average daily net assets of SCB Class Shares.

Under a Transfer Agency Agreement between the Bernstein Fund, Inc., on behalf of the AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the six months ended March 31, 2016, the compensation retained by ABIS amounted to: Small Cap Core Portfolio, $18,624; International Small Cap Portfolio, $18,336; and International Strategic Equities Portfolio, $18,049.

C.	Distribution Arrangements

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Investments in Affiliated Issuers

The Portfolios may invest in the AB Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio, prior to June 1, 2016, was offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and was not available for direct purchase by members of the public. Prior to June 1, 2016, the Government STIF Portfolio paid no investment management fees but did bear its own expenses. As of June 1, 2016, the Government STIF Portfolio, which was renamed “AB Government Money Market Portfolio” (the “Government Money Market Portfolio”), will have a contractual investment management fee rate of .20% and will continue to bear its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser will waive its investment management fee from the Fund in an amount equal to Government Money Market Portfolio’s effective management fee. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the year ended March 31, 2016, is as follows:

PORTFOLIO	MARKET VALUE AT BEGINNING OF PERIOD(a) (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE MARCH 31, 2016 (000)	DIVIDEND INCOME (000)
Small Cap Core	$0	$18,576	$17,152	$1,424	$0	*
International Small Cap	0	194,789	179,136	15,653	8
International Strategic Equities	0	425,799	397,250	28,549	16

(a)	The Small Cap Core commenced operation on December 29, 2016. The International Small Cap Portfolio and International Strategic Equities Portfolio commenced operation on December 21, 2016.

*	Amount is less than $500.

The Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the period ended March 31, 2016, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

PORTFOLIO	PURCHASES	SALES
Small Cap Core	$0	$0
International Small Cap	231,158,810	0
International Strategic Equities	454,093,861	0

2016 Semi-Annual Report	39

Notes to Financial Statements (continued)

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co., LLC and Sanford C. Bernstein & Co., Ltd., affiliates of the Adviser, for the period ended March 31, 2016 were as follows:

PORTFOLIO	TOTAL COMMISSIONS	SANFORD C. BERNSTEIN & CO., LLC	SANFORD C. BERNSTEIN & CO., LTD.
Small Cap Core	$71,497	$0	$0
International Small Cap	176,356	0	0
International Strategic Equities	384,040	0	0

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the period ended March 31, 2016, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Small Cap Core	$126,322,972	$37,583,837	$0	$0
International Small Cap	487,819,708	38,548,276	0	0
International Strategic Equities	924,381,226	92,355,032	0	0

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency and swap transactions) are as follows:

	GROSS UNREALIZED		NET UNREALIZED APPRECIATION/
PORTFOLIO	APPRECIATION	(DEPRECIATION)
Small Cap Core	$2,886,577	$(694,032)	$2,192,545
International Small Cap	34,740,082	(3,237,604)	31,502,478
International Strategic Equities	42,856,672	(4,574,214)	38,282,458

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due

40	Bernstein Fund, Inc.

from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the period ended March 31, 2016, the Small Cap Core Portfolio and International Strategic Equities Portfolio held futures for non-hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into foreign currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of their Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward contracts would have on the investment program of these Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the period ended March 31, 2016, the International Small Cap Portfolio and International Strategic Equities Portfolio held foreign-currency exchange contracts for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to

2016 Semi-Annual Report	41

Notes to Financial Statements (continued)

reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At March 31, 2016, the Portfolios had entered into the following derivatives:

SMALL CAP CORE PORTFOLIO

The effect of derivative instruments on the statement of operations for the period ended March 31, 2016:

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(284,178)	$0
Total		$(284,178)	$0

INTERNATIONAL SMALL CAP PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$1,244,771	Unrealized depreciation on forward currency exchange contracts	$1,775,207
Total		$1,244,771		$1,775,207

The effect of derivative instruments on the statement of operations for the period ended March 31, 2016:

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$0	$(530,436)
Total		$0	$(530,436)

42	Bernstein Fund, Inc.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$80,499	*	Receivable/Payable for variation margin on exchange-traded derivatives	$28,985	*
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	3,845,466		Unrealized depreciation on forward currency exchange contracts	4,039,588
Total		$3,925,965			$4,068,573

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the schedule of investments.

The effect of derivative instruments on the statement of operations for the period ended March 31, 2016:

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$970,929	$51,514
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	(7,820)	(194,122)
Total		$963,109	$(142,608)

The following tables represent the average monthly volume of the Portfolio’s derivative transactions during the period ended March 31, 2016:

Small Cap Core Portfolio
Futures:
Average original value of buy contracts	$1,636,420	(a)

(a)	Positions were open for less than one month during the period.

International Small Cap Portfolio
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$32,994,140
Average principal amount of sale contracts	$32,343,514

International Strategic Equities Portfolio
Futures:
Average original value of buy contracts	$12,205,234
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$39,877,524
Average principal amount of sale contracts	$40,755,918

2016 Semi-Annual Report	43

Notes to Financial Statements (continued)

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Portfolio as of March 31, 2016:

International Small Cap Portfolio

COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED	SECURITY COLLATERAL RECEIVED	NET AMOUNT OF DERIVATIVES ASSETS
OTC Derivatives:
Bank of America, NA	$135,646	$(135,646)	$0	$0	$0
Barclays Bank PLC	393,318	(99,764)	0	0	293,554
Royal Bank of Scotland PLC	153,271	(153,271)	0	0	0
State Street Bank & Trust Co.	562,536	(113,000)	0	0	449,536

Total	$1,244,771	$(501,681)	$0	$0	$743,090	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED	SECURITY COLLATERAL PLEDGED	NET AMOUNT OF DERIVATIVES LIABILITIES
OTC Derivatives:
Bank of America, NA	$281,115	$(135,646)	$0	$0	$145,469
Barclays Bank PLC	99,764	(99,764)	0	0	0
Royal Bank of Scotland PLC	370,978	(153,271)	0	0	217,707
State Street Bank & Trust Co.	113,000	(113,000)	0	0	0
UBS AG	910,350	0	0	0	910,350

Total	$1,775,207	$(501,681)	$0	$0	$1,273,526	^

^	Net amount represents the net receivable/pay able that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

International Strategic Equities Portfolio

COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED	SECURITY COLLATERAL RECEIVED	NET AMOUNT OF DERIVATIVES ASSETS
OTC Derivatives:
Bank of America, NA	$127,435	$(127,435)	$0	$0	$0
Barclays Capital	960,921	(573,659)	0	0	387,262
Morgan Stanley & Co., Inc.	1,950,201	(968,953)	0	0	981,248
Royal Bank of Scotland PLC	438,006	(242,301)	0	0	195,705
State Street Bank & Trust Co.	368,903	(368,903)	0	0	0

Total	$3,845,466	$(2,281,251)	$0	$0	$1,564,215	^

44	Bernstein Fund, Inc.

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED	NET AMOUNT OF DERIVATIVES LIABILITIES
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC**	$161,290	$0	$(161,290)	$0	$0

Total	$161,290	$0	$(161,290)	$0	$0

OTC Derivatives:
Bank of America, NA	$264,528	$(127,435)	$0	$0	$137,093
Barclays Capital	573,659	(573,659)	0	0	0
Morgan Stanley & Co., Inc.	968,953	(968,953)	0	0	0
Royal Bank of Scotland PLC	242,301	(242,301)	0	0	0
State Street Bank & Trust Co.	1,990,147	(368,903)	0	0	1,621,244

Total	$4,039,588	$(2,281,251)	$0	$0	$1,758,337	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

**	Cash has been posted for initial margin requirements for exchange traded derivatives outstanding at March 31, 2016.

^	Net amount represents the net receivable/pay able that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

C.	Currency Transactions

The Portfolios may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE 4.	Distributions to Shareholders

The tax character of distributions to be paid for the period ending September 30, 2016 will be determined at the end of the current fiscal year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

NOTE 5.	Risks Involved in Investing in the Portfolios

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to economic, political and social instability, which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolio of specific risks identified above such as political, regulatory and currency may be magnified due to concentration of the Portfolio’s investments in a particular country or region.

2016 Semi-Annual Report	45

Notes to Financial Statements (continued)

Emerging Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign stocks and foreign currency positions may decrease if the U.S. dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid or relatively less liquid securities at an advantageous price. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed income securities generally go down. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. Illiquid securities and relatively less liquid securities may also be difficult to value.

Redemption Risk—The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

Allocation Risk—The allocation of investments among different global asset classes may have a significant effect on each Portfolio’s net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Adviser’s view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

Derivatives Risk—The Portfolios intend to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

REIT Risk—Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

46	Bernstein Fund, Inc.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other AB Mutual Funds and ETFs, are subject to market and selection risk. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 6.	Capital-Share Transactions

The Fund has authorized 27 billion shares of common stock, par value $0.0001 per share. Each SCB Class, Advisor Class and Class Z of the Portfolios is allocated 1 billion shares. The balance of the authorized shares have been allocated to share classes that are currently not offered.

Share transactions for each Portfolio for the period ended March 31, 2016, were as follows:

	SMALL CAP CORE PORTFOLIO

	SHARES	AMOUNT

	12/29/15(a) TO 3/31/16 (UNAUDITED)	12/29/15(a) TO 3/31/16 (UNAUDITED)
SCB Class Shares
Shares sold	104,564	$973,890
Shares issued to shareholders on reinvestment of dividends	1	5
Shares redeemed	(673)	(6,410)

Net increase	103,892	967,485
Beginning of period	0	0

End of period	103,892	$967,485

Advisor Class Shares
Shares sold	7,783,758	$73,437,922
Shares issued to shareholders on reinvestment of dividends	1	5
Shares redeemed	(21,236)	(199,819)

Net increase	7,762,523	73,238,108
Beginning of period	0	0

End of period	7,762,523	$73,238,108

Class Z Shares
Shares sold	1,761,703	$16,787,650
Shares issued to shareholders on reinvestment of dividends	101	990
Shares redeemed	(207,101)	(1,968,523)

Net increase	1,554,703	14,820,117
Beginning of period	10,000	100,000

End of period	1,564,703	$14,920,117

(a)	Commencement of operations.

2016 Semi-Annual Report	47

Notes to Financial Statements (continued)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	AMOUNT

	12/21/15(a) TO 3/31/16 (UNAUDITED)	12/21/15(a) TO 3/31/16 (UNAUDITED)
SCB Class Shares
Shares sold	522,263	$5,121,814
Shares redeemed	(2,289)	(23,145)

Net increase	519,974	5,098,669
Beginning of period	0	0

End of period	519,974	$5,098,669

Advisor Class Shares
Shares sold	25,263,746	$240,231,089
Shares redeemed	(111,301)	(1,095,677)

Net increase	25,152,445	239,135,412
Beginning of period	0	0

End of period	25,152,445	$239,135,412

Class Z Shares
Shares sold	24,250,748	$229,951,000
Shares redeemed	(1,008,000)	(9,541,180)

Net increase	23,242,748	220,409,820
Beginning of period	10,000	100,000

End of period	23,252,748	$220,509,820

(a)	Commencement of operations.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	12/21/15(a) TO 3/31/16 (UNAUDITED)		12/21/15(a) TO 3/31/16 (UNAUDITED)
SCB Class Shares
Shares sold	1,109,191		$10,834,857
Shares issued to shareholders on reinvestment of dividends	0	(b)	4
Shares redeemed	(4,271)		(42,936)

Net increase	1,104,920		10,791,925
Beginning of period	0		0

End of period	1,104,920		$10,791,925

48	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES	AMOUNT

	12/21/15(a) TO 3/31/16 (UNAUDITED)	12/21/15(a) TO 3/31/16 (UNAUDITED)
Advisor Class Shares
Shares sold	49,793,288	$474,532,194
Shares issued to shareholders on reinvestment of dividends	1	5
Shares redeemed	(159,516)	(1,574,679)

Net increase	49,633,773	472,957,520
Beginning of period	0	0

End of period	49,633,773	$472,957,520

Class Z Shares
Shares sold	40,341,955	$393,857,000
Shares issued to shareholders on reinvestment of dividends	252	2,540
Shares redeemed	(507,252)	(4,824,198)

Net increase	39,834,955	389,035,342
Beginning of period	10,000	100,000

End of period	39,844,955	$389,135,342

(a)	Commencement of operations.

(b)	Share amount is less than one full share.

Prior to commencement of operations, the Portfolios had no operations other than the sale of Class Z Shares to the Adviser of 10,000 shares at $10 per share for each Portfolio.

NOTE 7.	New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE 8.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

2016 Semi-Annual Report	49

Bernstein Fund, Inc.

BOARD OF DIRECTORS

Bart Freidman(1),

Chairman

Suzanne Brenner(1)

Ray J. Gerken(1)

William Kristol(1)

Seth Masters,

President

Debra Perry(1)

Donald Peterson(1)

OFFICERS

Philip L. Kirstein,

Senior Vice President and Independent Compliance Officer

Andrew Birse(2),

Vice President

Peter Chocian(2),

Vice President

Alan Connery(2),

Vice President

Liliana Dearth(2),

Vice President

Cem Inal(2),

Vice President

Serdar Kalaycioglu(2),

Vice President

Samantha Lau(2),

Vice President

Stuart Rae(2),

Vice President

Shri Singhvi(2),

Vice President

Sammy Suzuki(2),

Vice President

Joseph J. Mantineo,

Treasurer and Chief Financial Officer

Emilie D. Wrapp,

Secretary

Phyllis J. Clarke,

Controller

Vincent S. Noto,

Chief Compliance Officer

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

PRINCIPAL UNDERWRITER

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

TRANSFER AGENT

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

LEGAL COUNSEL

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019-6099

(1) Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2) The day-to-day management of, and investment decisions for, the Portfolios are made by the senior management teams. Messrs. Rae and Suzuki are the investment professionals with the most significant responsibility of the International Strategic Equities Portfolio. Ms. Dearth and Messrs. Birse, Chocian, Connery and Inal are the investment professionals with the most significant responsibility of the International Small Cap Portfolio. Ms. Lau and Messrs. Kalaycioglu and Singhvi are the investment professionals with the most significant responsibility of the Small Cap Core Portfolio.

50	Bernstein Fund, Inc.

Board Consideration of the Fund’s Investment Advisory and Management Agreement

Bernstein Fund, Inc.

International Strategic Equities Portfolio

International Small Cap Portfolio

Small Cap Core Portfolio

The Board of Directors, including the Directors who are not interested persons of the Fund (the “Directors”) of Bernstein Fund, Inc. (the “Fund”) unanimously approved the Fund’s Investment Advisory and Management Agreement (the “Advisory Agreement”) with AllianceBernstein L.P. (the “Adviser”) in respect of the International Strategic Equities, the International Small Cap and the Small Cap Core Portfolios (each, a “Portfolio” and collectively the “Portfolios”) for an initial two-year period at a meeting held on September 17, 2015.

Prior to approval of the Advisory Agreement, the Directors had requested from the Adviser, and received and evaluated, extensive materials. In approving the Advisory Agreement, the Board of Directors, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Advisory Agreement and considered whether approval of the Advisory Agreement would be in the best interests of each respective Portfolio.

The Board of Directors also reviewed an independent evaluation by the Fund’s Senior Officer of the reasonableness of the advisory fees in the Advisory Agreement, wherein the Senior Officer concluded that the contractual fees contained in the Adviser’s proposal were reasonable with respect to all Portfolios and within the range of what would have been negotiated at arms-length in light of the surrounding circumstances.

The matters discussed below where considered separately by the Independent Directors in executive sessions, during which experienced counsel that is independent of the Adviser provided guidance to the Independent Directors. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Advisory Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the Advisory Agreement including the fees to be charged for services thereunder, as described below.

Fees and Other Expenses

The Board of Directors, including the Independent Directors, compared the fees and expense ratios of each Portfolio as proposed by the Adviser (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”), at a hypothetical common asset level of $750 million for the International Strategic Equities Portfolio, $350 million for the International Small Cap Portfolio and $850 million for the Small Cap Core Portfolio. Both the peer groups and the funds within each peer group, with respect to the fee and expense data, were prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data. Where applicable, the Board considered similarities and differences between each Portfolio and the other funds in its respective peer group, including the relationship of fees to the size of fund assets. The Senior Officer also performed analyses of the advisory fees and compared such analyses to the Portfolios’ peer groups.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser.

On the basis of its review and consideration of the proposed fees as described above and the Board’s review of the other factors described below, and in light of the Adviser’s agreement to waive a portion of the advisory fees of the International Strategic Equities Portfolio for the first year of operations, the Board concluded that the contractual advisory fees are reasonable.

Nature, Extent and Quality of Services

The Directors, including the Independent Directors, considered the nature and quality of the services to be provided by the Adviser to the Portfolios gained from their experience as Directors of the Sanford C. Bernstein Fund, Inc. (the “SCB Fund”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement

2016 Semi-Annual Report	51

Board Consideration of the Fund’s Investment Advisory and Management Agreement (continued)

organizational and operational changes designed to improve investment results and the services provided to the SCB Fund Portfolios. The Directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the SCB Fund Portfolios and review extensive materials and information presented by the Adviser.

Since the Portfolios had not yet commenced operations and there were no existing SCB Fund Portfolios with the same investment style as the Portfolios, no performance or other historical information for the Portfolios was available from the Adviser. Based on the Adviser’s written and oral presentations regarding the management of the Portfolios and their general knowledge of the Adviser’s competence in managing mutual funds, the Directors concluded that they were satisfied that the Adviser was capable of providing high quality portfolio management services to the Portfolios.

The Directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the SCB Fund. They also noted the professional experience and qualifications of the Portfolios’ portfolio managers and other members of the investment team and other senior personnel of the Adviser.

The Directors also considered that the Advisory Agreement provides that the Portfolios may reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided to the Portfolios by employees of the Adviser or its affiliates. The methodology for determining reimbursement amounts was reviewed with the Directors at the meeting and the Directors noted that this methodology had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The Directors also noted the Adviser’s agreement not to seek reimbursement under this provision during the first year of operations of the Fund.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

Because the Fund had not yet commenced operations, the Directors were unable to consider historical information about the profitability of the Portfolios. However, the Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Advisory Agreement. The Directors also referred to the profitability information they had received with respect to the existing Portfolios of the SCB Fund. The Directors also considered the anticipated costs to be borne by the Adviser in providing services to the Portfolios particularly during the initial period before the Portfolios reached projected asset levels.

Economies of Scale

The Board of Directors, including the Independent Directors, considered the possibility that the Adviser may realize economies of scale in the future in its overall mutual fund business or those components of it which directly or indirectly affect the Fund’s operations.

The Board concluded that the benefits of any potential economies of scale with respect to the Bernstein Portfolios during the initial two-year term of the Advisory Agreement for the Bernstein Fund were expected to be appropriately shared with Portfolio investors by way of, among other things, the International Strategic Equities Portfolio’s breakpoint arrangements as currently in effect, expense caps and fee waivers on the Portfolios, and the Adviser’s continued reinvestment in the business, including by researching and implementing new product enhancements.

Fall-Out Benefits and Other Revenue

The Board of Directors, including the Independent Directors, also took into account potential so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), Rule 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the

52	Bernstein Fund, Inc.

Adviser) with respect to certain share classes, to the extent offered, and transfer agency fees paid to a wholly-owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, and in light of the Adviser’s agreement to waive the advisory fee of the International Strategic Equities Portfolio by an amount equal to 0.05% per annum of the net assets of the Portfolio through December 21, 2016, the Board determined to approve the Advisory Agreement of the Bernstein Fund for an initial two-year term as set forth below:

ADVISORY FEE SCHEDULE
International Small Cap Portfolio	1.00% of the Portfolio’s average net assets.

International Strategic Equities Portfolio	0.925% of the first $1 billion of the Portfolio average net assets, 0.85% of the excess over $1 billion up to $4 billion, 0.80% of the excess over $4 billion up to $6 billion, 0.75% of the excess over $6 billion up to $8 billion, 0.65% of the excess over $8 billion up to $10 billion, and 0.60% of the excess of the Portfolio’s average net assets over $10 billion. The Adviser has contractually agreed to waive 0.05% of the management fee through December 21, 2016.

Small Cap Core Portfolio	0.80% of the Portfolio’s average net assets.

2016 Semi-Annual Report	53

The Following Is Not Part of the Shareholder Report or the Financial Statements

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the Bernstein Fund, Inc. (the “Fund”) with respect to the following new Portfolios.

International Strategic Equities Portfolio

International Small Cap Portfolio

Small Cap Core Portfolio

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the September 1, 2004 Assurance of Discontinuance (“AoD”) between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the fairness of the advisory fees proposed to be paid by the Portfolios which was provided to the Directors in connection with their review of the proposed initial approval of the Investment Advisory Agreement.2

International Strategic Equities Portfolio

International Strategic Equity Portfolio’s investment objective will be long-term growth of capital. The Portfolio will seek to achieve this investment objective by investing primarily in equity securities of non-U.S. companies and in companies located in at least three countries other than the United States. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities, which will primarily be common stocks but may also include preferred stocks, warrants, convertible securities, and sponsored and unsponsored American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). The Portfolio’s holdings focus on securities of large-cap and mid-cap companies, and will generally include some securities of emerging market companies.

The Adviser will utilize quantitative and fundamental (bottom-up) analyses in managing International Strategic Equities Portfolio. In its quantitative analysis, the Adviser will consider a number of metrics relating to valuation, quality, and investor and corporate behavior.

The Adviser may utilize derivatives, such as currency derivatives and stock index futures, in the management of International Strategic Equities Portfolio for a variety of reasons, including hedging purposes, reducing currency risk and gaining access to certain markets.

The Adviser proposed that International Strategic Equities Portfolio’s benchmark be the MSCI ACWI ex-US Index (net unhedged). The Adviser expects Lipper and Morningstar to place the Portfolio in their respective International Multi-Cap Core and Foreign Large Blend categories.

International Small Cap Portfolio

International Small Cap Portfolio’s investment objective will be long-term growth of capital. The Portfolio will seek to achieve the investment objective by investing primarily in equity securities of non-U.S. companies and in companies located in at least three countries other than the United States. Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in equity securities of small capitalization companies and related derivatives. The Portfolio may at times make significant investments in emerging market companies. The Portfolio will consist of three separate portions or “sleeves” with each using a different investment strategy: international growth, international value, and quantitative.

1 It should be noted that the Senior Officer’s evaluation was completed on August 27, 2015 and discussed with the Board on September 10 and 17, 2015.

2 The Adviser also proposed changes to the investment policies of the Overlay Portfolios (Tax-Aware A Portfolio and Overlay A Portfolio) of the Sanford C. Bernstein Fund, Inc. (“SCB”) that would permit the SCB Overlay Portfolios to invest a portion of their assets in the new Portfolios and other existing Portfolios (“Legacy Portfolios”) of SCB. In addition, under an Acquired Fund Fee and Expense Waiver Agreement for the SCB Overlay Portfolios, the Adviser will waive its fees and/or reimburse portfolio expenses in an amount equal to the SCB Overlay Portfolios’ share of all fees and expenses of the new Portfolios and the SCB Legacy Portfolios in which the SCB Overlay Portfolios may invest.

54	Bernstein Fund, Inc.

The Adviser may utilize derivatives, such as currency derivatives and stock index futures, in the management of International Small Cap Portfolio for a variety of reasons, including hedging purposes, reducing currency risk and gaining access to certain markets.

The Adviser proposed that International Small Cap Portfolio’s benchmark be the MSCI ACWI ex-US Small Cap Index (net unhedged). The Adviser expects Lipper and Morningstar to place the Portfolio in their respective International Small/Mid-Cap Core and International Small/Mid Core categories.

Small Cap Core Portfolio

Small Cap Core Portfolio’s investment objective will be long-term growth of capital. Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in equity securities of small capitalization companies and related derivatives.

The Adviser may utilize derivatives in the management of the Portfolio. For example, the Adviser may use stock index future to gain access to certain markets.

The Adviser utilizes both quantitative analysis and fundamental research to determine which securities will be held by the Portfolio and to manage risk. In its quantitative analysis, the Adviser will consider a number of metrics relating to valuation, quality, and investor and corporate behavior.

The Adviser proposed that Small Cap Core Portfolio’s benchmark be the Russell 2000 Index and expects Lipper and Morningstar to place the Portfolio in their respective Small-Cap Core and US Small Blend categories.

The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the AoD between the NYAG and the Adviser. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

3 Jones v. Harris at 1427.

2016 Semi-Annual Report	55

The Following Is Not Part of the Shareholder Report or the Financial Statements (continued)

PORTFOLIOS’ ADVISORY FEES, EXPENSE REIMBURSEMENTS & RATIOS

The Adviser proposed that the Portfolios pay the advisory fees in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement:

PORTFOLIO	ADVISORY FEE SCHEDULE BASED ON AVERAGE DAILY NET ASSETS
International Strategic Equities Portfolio	0.925% on the first $1 billion 0.85% on the next $3 billion 0.80% on the next $2 billion 0.75% on the next $2 billion 0.65% on the next $2 billion 0.60% on the balance
International Small Cap Portfolio	1.00% of average net assets (flat fee)
Small Cap Core Portfolio	0.80% of average net assets (flat fee)

The proposed advisory fee schedule for International Strategic Equities Portfolio is identical to that of SCB Tax-Managed International Portfolio and SCB International Portfolio, with the exception of the 5 basis points advisory fee waiver, effective for both Portfolios through October 31, 2015.

The proposed Expense Limitation Agreement for the Portfolios provides for the Adviser to establish expense caps, set forth below, for a one year period after commencement of the public offering of the Portfolios. The Portfolios’ Expense Limitation Agreement provides a mechanism for reimbursing the Adviser for its expense cap subsidies. Under the agreement, the Adviser may be able to recoup all or a portion of the amounts waived or reimbursed until the end of three fiscal years after the fiscal period in which the amounts were waived or reimbursed to the extent that the reimbursements do not cause the expense ratios of the Portfolios’ share classes to exceed their expense caps. The Adviser’s ability to recoup expenses will terminate with the agreement. With respect to Small Cap Core Portfolio, the Adviser expects the Portfolio’s operating expenses to be below the expense cap for shares of the SCB Class, the Advisor Class, Class A, Class C, Class I and Class Z. Accordingly, for those share classes of Small Cap Core Portfolio, the expense undertaking limitation will be of no effect.

PORTFOLIO	EXPENSE CAP PURSUANT TO EXPENSE LIMITATION UNDERTAKING			ESTIMATED GROSS EXPENSE RATIO[4]		FISCAL YEAR END
International Strategic Equities Portfolio	SCB Class Advisor Class A Class C Class R Class K Class I Class Z	1.20 0.95 1.20 1.95 1.45 1.20 0.95 0.95	% % % % % % % %	1.30 1.08 1.44 2.19 1.80 1.49 1.16 1.06	% % % % % % % %	September

International Small Cap Portfolio	SCB Class Advisor Class A Class C Class R Class K Class I Class Z	1.35 1.10 1.35 2.10 1.60 1.35 1.10 1.10	% % % % % % % %	1.40 1.22 1.54 2.29 1.90 1.59 1.26 1.16	% % % % % % % %	September

4 The Portfolios’ estimated gross expense ratios are based on an initial estimate of the Portfolios’ net assets at $750 million, $350 million, and $850 million, respectively for International Strategic Equities Portfolio, International Small Cap Portfolio, and Small Cap Core Portfolio.

56	Bernstein Fund, Inc.

PORTFOLIO	EXPENSE CAP PURSUANT TO EXPENSE LIMITATION UNDERTAKING			ESTIMATED GROSS EXPENSE RATIO[4]		FISCAL YEAR END
Small Cap Core Portfolio	SCB Class Advisor Class A Class C Class R Class K Class I Class Z	1.30 1.05 1.30 2.05 1.55 1.30 1.05 1.05	% % % % % % % %	1.13 0.93 1.27 2.03 1.63 1.32 0.99 0.89	% % % % % % % %	September

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies that the Adviser manages and sponsors are usually higher than those charged to similar-sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients and different liabilities assumed. Services to be provided by the Adviser to the Portfolios that are not provided to non-investment company clients and sub-advised investment companies will include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for investment companies are generally costlier than those for institutional accounts due to the greater complexities and time needed for investment companies though the Adviser will be reimbursed by the Portfolios for providing such services. Managing the cash flow of an investment company may be more difficult than managing a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if a fund has net outflows, and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks linked with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts as the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fee charged to institutional accounts with a similar investment style as the Portfolios.5 With respect to the Portfolios, there are no institutional mandates in the Adviser’s Form-ADV that have a substantially similar investment style as the Portfolios. However, the Adviser does manage certain institutional mandates that have somewhat similar investment styles as the Portfolios and their fee schedules are set forth in the table below. In addition to the institutional fee schedules, set forth below are what would have been effective advisory fees of the Portfolios had the institutional fee schedules been applicable to the Portfolios and the proposed advisory fees for the Portfolios based on the Portfolios’ projected net asset levels.6

5 The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the Courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

6 The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

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The Following Is Not Part of the Shareholder Report or the Financial Statements (continued)

PORTFOLIO	PROJECTED NET ASSETS ($MM)	AB INSTITUTIONAL FEE SCHEDULE	EFFECTIVE AB INST. ADV. FEE (%)	FUND ADVISORY FEE (%)
International Strategic Equities Portfolio	$750.0	International Style Blend 0.80% on the first $25 million 0.65% on the next $25 million 0.55% on the next $50 million 0.45% on the next $100 million 0.40% on the balance Minimum account size: $50 million	0.438%	0.925%

International Small Cap Portfolio	$350.0	N/A	N/A	N/A

Small Cap Core Portfolio	$850.0	U.S. Small Cap Growth 1.00% on the first $50 million 0.85% on the next $50 million 0.75% on the balance Minimum account size $25 million	0.771%	0.800%

Small Cap Core Portfolio	$850.0	U.S. Small Cap Value 1.00% on the first $25 million 0.90% on the next $25 million 0.75% on the balance Minimum account size $25 million	0.762%	0.800%

The Adviser also manages the AB Mutual Funds (“ABMF”), which are registered investment companies. The advisory fee schedules of most of the AB Mutual Funds in existence at the time of the settlement were affected by the AoD, which contemplates eight categories with almost all of the AB Mutual Funds in each category having the same fee schedule. Certain of the eight categories are applicable to the Portfolios and the advisory fee schedules of those categories are set forth below. Also below are the effective fees of the Portfolios and what would have been the effective advisory fees of the Portfolios had the NYAG category fee schedules been applicable to the Portfolios based on the Portfolios’ projected net assets:

PORTFOLIO	NYAG CATEGORY	ABMF FEE SCHEDULE	ABMF EFFECTIVE FEE	PORTFOLIO ADVISORY FEE
International Strategic Equities Portfolio[7]	International	75 bp on 1st $2.5 billion 65 bp on next $2.5 billion 60 bp on the balance	0.750%	0.925%

International Small Cap Portfolio[7]	International	75 bp on 1st $2.5 billion 65 bp on next $2.5 billion 60 bp on the balance	0.750%	1.000%

Small Cap Core Portfolio[8]	Specialty	75 bp on 1st $2.5 billion 65 bp on next $2.5 billion 60 bp on the balance	0.750%	0.800%

7 The two international AB Mutual Funds that follow the International category are AB International Growth Fund, Inc. and AB International Value Fund.

8 The AB Mutual Fund whose investment strategy is somewhat similar to that of Small Cap Core Portfolio and falls within the Specialty category is AB Small Cap Growth Portfolio.

58	Bernstein Fund, Inc.

The Adviser also manages certain AB Mutual Funds that have somewhat similar investment styles as the Portfolios and whose advisory fee schedules, set forth in the table below, do not follow the NYAG category fee schedules.

PORTFOLIO	ABMF FUND	ABMF FEE SCHEDULE	ABMF EFFECTIVE FEE	PORTFOLIO ADVISORY FEE
International Strategic Equities Portfolio	AB Concentrated International Portfolio	85 bp (flat fee)	0.850%	0.925%

Small Cap Core Portfolio	AB US Small Cap Value Portfolio	80 bp (flat fee)	0.800%	0.800%

The AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is managed by the Adviser and available through variable annuity and variable life contracts offered by other financial institutions, offers policy holders the option to utilize the AVPS portfolios as the investment option underlying their insurance contracts. Certain AVPS portfolios have a somewhat similar investment style as the Portfolios and their advisory fee schedule are set forth in the table below. Also shown are the Portfolios’ effective advisory fees and what would have been the effective advisory fees of the Portfolios had the AVPS fee schedules been applicable to the Portfolios based on the Portfolios’ projected net assets:

PORTFOLIO	AVPS PORTFOLIO	AVPS FEE SCHEDULE	AVPS EFFECTIVE FEE	PORTFOLIO ADVISORY FEE
International Strategic Equities Portfolio	International Value Portfolio / International Growth Portfolio	75 bp on 1st $2.5 billion 65 bp on next $2.5 billion 60 bp on the balance	0.750%	0.925%

Small Cap Core Portfolio	Small Cap Growth Portfolio / Small/Mid Cap Value Portfolio	75 bp on 1st $2.5 billion 65 bp on next $2.5 billion 60 bp on the balance	0.750%	0.800%

The Adviser also manages and sponsors retail mutual funds, organized in jurisdictions outside the United States, generally Luxembourg, Japan and Taiwan, and sold to non-United States resident investors. The Adviser charges the following fees for AB US Small and Mid-Cap Portfolio (UCITS), a Luxembourg fund with a similar investment style as Small Cap Core Portfolio:

PORTFOLIO	LUXEMBOURG FUND	FEE[9]
Small Cap Core Portfolio	US Small and Mid-Cap Portfolio (UCITS)
	Class A	1.60%
	Class I (Institutional)	0.80%

The Adviser provides sub-advisory investment services to certain other investment companies managed by other fund families. The Adviser charges the fees set forth below for the following sub-advisory relationships that have somewhat similar investment styles as the Portfolios. Also shown are the Portfolios’ advisory fees and the effective advisory fees of the sub-advisory relationships based on the Portfolios’ projected net assets:

PORTFOLIO	SUB-ADVISED FUND	SUB-ADVISED FUND FEE SCHEDULE	SUB-ADVISED FUND EFFECTIVE FEE (%)	PORTFOLIO ADVISORY FEE (%)
International Strategic Equities Portfolio	Client #1[10],[11]	AB Sub-Advisory Fee Schedule: 0.60% on the first $1 billion 0.55% on the next $500 million 0.50% on the next $500 million 0.45% on the next $500 million 0.40% on the balance	0.600%	0.925%

9 Class A shares of the Luxembourg funds are charged an “all-in” fee, which covers investment advisory and distribution related services.

10 The sub-advised relationship is with an affiliate of the Adviser.

11 Assets are aggregated with other client account portfolios for purposes of calculating the investment advisory fee.

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The Following Is Not Part of the Shareholder Report or the Financial Statements (continued)

PORTFOLIO	SUB-ADVISED FUND	SUB-ADVISED FUND FEE SCHEDULE	SUB-ADVISED FUND EFFECTIVE FEE (%)	PORTFOLIO ADVISORY FEE (%)
Small Cap Core Portfolio	Client #1[10,11]	AB Sub-Advisory Fee Schedule: 0.60% on the first $1 billion 0.55% on next $500 million 0.50% on next $500 million 0.45% on next $500 million 0.40% on the balance	0.600%	0.800%

	Client #1[10,11]	AB Sub-Advisory Fee Schedule: 0.55% of average daily net assets	0.550%	0.800%

	Client #2	AB Sub-Advisory Fee Schedule: 0.65% on the first $25 million 0.60% on next $75 million 0.55% on the balance	0.554%	0.800%

	Client #3	AB Sub-Advisory Fee Schedule: 0.45% of average daily net assets	0.450%	0.800%

	Client #4	AB Sub-Advisory Fee Schedule: 0.85% on the first $50 million 0.75% on the balance	0.770%	0.800%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services to be provided to the Portfolios by the Adviser. In addition, to the extent that certain of these sub-advisory relationships are with affiliates of the Adviser, the fee schedules may not reflect arm’s-length bargaining or negotiations.

While it appears that certain sub-advisory relationships are paying a lower fee than the proposed advisory fees to the Portfolios, it is difficult to evaluate the relevance of such lower fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolios and the sub-advisory relationships. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than the fee level applicable to a registered investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers.12 Lipper’s analysis included the comparison of the Portfolios’ contractual management fees, estimated at the Portfolios’ projected asset levels, to the medians of the Portfolios’ Lipper Expense Groups (“EG”), and the Portfolios’ contractual management fee rankings.13,14

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non 12b-1 service fees, asset (size) comparability, expense components, operating structure, and expense attributes. An EG will typically consist of seven to twenty funds.

The original EG for International Small Cap Portfolio had an insufficient number of peers in Lipper’s view. Consequently, Lipper expanded the Portfolio’s EG to include peers that have similar but not the same Lipper investment classification/objective.

12 As stated previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

13 The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

14 It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have a higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes.

60	Bernstein Fund, Inc.

PORTFOLIO	CONTRACTUAL MANAGEMENT FEE (%)[15]	LIPPER EG MEDIAN (%)	LIPPER EG RANK
International Strategic Equities Portfolio	0.925	0.878	13/16
International Small Cap Portfolio[16]	1.000	1.019	6/14
Small Cap Core Portfolio	0.800	0.849	8/17

However, because Lipper had expanded the EG of International Small Cap Portfolio, under Lipper’s standard guidelines, the Portfolio’s Lipper Expense Universe (“EU”) was also expanded to include the universe of those peers that had a similar but not the same Lipper investment classification/objective. A “normal” EU will include peers with the same investment classification/objective as the subject Portfolio.

PORTFOLIO	TOTAL EXPENSE RATIO (%)[17]	LIPPER EG MEDIAN (%)	LIPPER EG RANK	LIPPER EU MEDIAN (%)	LIPPER EU RANK
International Strategic Equities Portfolio	1.200	1.265	5/16	1.200	81/160
International Small Cap Portfolio[18]	1.350	1.530	3/14	1.306	78/137
Small Cap Core Portfolio	1.126	1.241	5/17	1.186	196/462

Based on this analysis, the Portfolios have a more favorable ranking on a total expense ratio basis than on a contractual management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolios have not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolios.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates will have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates will provide transfer agent and distribution related services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges (“CDSC”).

Sanford C. Bernstein & Co. (“SCB & Co.”) will be distributor of the SCB Class shares of the Portfolios; AllianceBernstein Investments, Inc. (“ABI”) will serve as the distributor of the other classes of shares of the Portfolios, including the Advisor Class. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make

15 The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers and/or expense reimbursements.

16 The Portfolio’s EG includes three other International Small/Mid Cap Core (“ISMC”) funds and ten International Small/Mid Cap Growth (“ISMG”) funds.

17 Projected total expense ratio information pertains to the Portfolios’ SCB Class shares. With respect to International Strategic Equities Portfolio and International Small Cap Portfolio, since the Portfolios are projected to operate above their expense caps, their total expense ratios reflect their expense cap levels at 1.20% and 1.35%, respectively. With respect to Small Cap Core Portfolio, the Portfolio is projected to operate below its expense cap of 1.30% with respect to SCB Class shares; accordingly, the Portfolio’s projected total expense ratio shown is lower than the expense cap level.

18 The Portfolio’s EU includes the Portfolio, the EG, and all other ISMC and ISMG funds, excluding outliers.

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The Following Is Not Part of the Shareholder Report or the Financial Statements (continued)

revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. The total amount to be paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2014, ABI paid approximately 0.05% of the average monthly assets of the AB Mutual Funds or approximately $20.4 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses to be charged by AB Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers, and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs in relation to AUM. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with clients through lower fees.

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures, subsidies, and enhancement to services.19 Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

Previously in September 2007, the independent consultant provided the Board of Directors an update of the Deli study on advisory fees and various fund characteristics.20 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.21 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style.22

19 Fee structures include fee reductions, pricing at scale, and breakpoints in advisory fee schedules.

20 As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

21 The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

22 There have been substantial changes to the investment management industry since 2008. Accordingly, some of the 2008 comparative results may no longer be reflective of current conditions in the industry.

62	Bernstein Fund, Inc.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIOS.

With assets under management of approximately $481 billion as of July 31, 2015, the Adviser has the investment experience to manage the Portfolios’ investments and provide related non-investment services to the Portfolios.

Since the Portfolios have not yet commenced operations, the Portfolios have no performance history. However, the Adviser manages certain registered investment companies that have somewhat similar investment styles as the Portfolios, and performance information as of July 31, 2015 for those registered investment companies was provided to the Directors.

CONCLUSION:

Based on the factors discussed above, the Senior Officer’s conclusion is that the Investment Advisory Agreement for Small Cap Core Portfolio is reasonable and within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances.

With respect to International Strategic Equities Portfolio and International Small Cap Portfolio, the Senior Officer recommended that the Directors consider asking the Adviser to reduce the proposed advisory fees for the Portfolios to bring their advisory fees in line with existing SCB Portfolios, potentially by applying the 5 basis points waiver currently applicable to SCB Tax Managed International Portfolio and SCB International Portfolio.23

The Senior Officer also recommended that the Directors consider discussing with the Adviser the addition of breakpoints to the proposed advisory fee schedules for International Small Cap Portfolio and Small Cap Core Portfolio, although the Directors should consider the capacity constraints for those Portfolios that may limit the potential for the Adviser to achieve economies of scale. In this regard, the Directors should monitor the net asset levels of those Portfolios after they commence operations as well as the Adviser’s profitability in assessing whether economies of scale can be shared with the Portfolios’ shareholders.

In addition, the Senior Officer recommended that the Directors consider asking the Adviser to make the SCB Overlay Portfolios’ Acquired Fund Fee and Expense Waiver Agreement permanent, at least with respect to the advisory fees, so that the Overlay Portfolios’ shareholders will not have to pay two advisory fees for managing their investments.

Dated: October 9, 2015

23 At the September 17, 2015 meeting, in response to the Directors’ request, the Adviser agreed to waive 5 basis points of advisory fees for International Strategic Equities Portfolio.

2016 Semi-Annual Report	63

Distributor

BERNSTEIN FUND, INC.

1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105

(212) 756-4097

ISCEC-0152-0316

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Seth J. Masters
Seth J. Masters President

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Masters
Seth J. Masters President

Date:	May 27, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	May 27, 2016